UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Core Select

BBH Global Core Select

BBH Partner Fund - International Equity

BBH Limited Duration Fund

BBH Intermediate Municipal Bond Fund

BBH Income Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Semi-Annual Report

APRIL 30, 2019

BBH CORE SELECT

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2019 (unaudited)

Shares		Value
	COMMON STOCK (96.8%)
	BASIC MATERIALS (6.2%)
194,919	Celanese Corp. (Series A)	$21,029,811
151,058	Linde, Plc. (Ireland)	27,229,715
	Total Basic Materials	48,259,526

	COMMUNICATIONS (13.6%)
46,482	Alphabet, Inc. (Class C)[1]	55,242,927
1,157,358	Comcast Corp. (Class A)	50,379,794
	Total Communications	105,622,721

	CONSUMER CYCLICAL (8.1%)
508,883	Copart, Inc.[1]	34,258,004
36,165	Costco Wholesale Corp.	8,879,592
158,619	Dollar General Corp.	20,000,270
	Total Consumer Cyclical	63,137,866

	CONSUMER NON-CYCLICAL (38.6%)
138,072	Alcon, Inc. (Switzerland)[1]	8,035,790
358,261	Brown-Forman Corp. (Class B)	19,091,729
230,990	Colgate-Palmolive Co.	16,813,762
172,139	Diageo, Plc. ADR (United Kingdom)	29,029,521
181,125	FleetCor Technologies, Inc.[1]	47,264,569
379,406	Henry Schein, Inc.[1]	24,304,748
638,677	Kroger Co.	16,465,093
156,073	Nestle SA ADR (Switzerland)	15,065,727
383,112	Novartis AG ADR (Switzerland)	31,503,300
142,844	PayPal Holdings, Inc.[1]	16,108,518
293,565	Perrigo Co., Plc. (Ireland)	14,067,635
755,428	Sabre Corp.	15,682,685
279,063	Unilever NV (NY Shares) (Netherlands)	16,886,102
295,485	Zoetis, Inc. (Class A)	30,092,192
	Total Consumer Non-Cyclical	300,411,371

	FINANCIALS (16.2%)
175	Berkshire Hathaway, Inc. (Class A)[1]	56,889,002
810,210	US Bancorp	43,200,397
531,032	Wells Fargo & Co.	25,707,259
	Total Financials	125,796,658

The accompanying notes are an integral part of these financial statements.

2

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	INDUSTRIALS (5.0%)
244,561	Allegion, Plc. (Ireland)	$24,267,788
134,256	Waste Management, Inc.	14,411,039
	Total Industrials	38,678,827

	TECHNOLOGY (9.1%)
113,880	KLA-Tencor Corp.	14,517,422
1,026,459	Oracle Corp.	56,793,977
	Total Technology	71,311,399
	Total Common Stock (Identified cost $407,961,716)	753,218,368

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (2.2%)
$17,200,000	National Australia Bank, Ltd. (Agreement dated 04/30/19 Collateralized by U.S. Treasury Bills 2.700%, due 06/27/19, original par $17,620,000, valued at $17,544,000)	05/01/19	2.700%	$17,200,000
	Total Repurchase Agreements (Identified cost $17,200,000)			17,200,000
TOTAL INVESTMENTS (Identified cost $425,161,716)[2]			99.0%	$770,418,368
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.0%	7,745,770
NET ASSETS			100.0%	$778,164,138

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $425,161,716, the aggregate gross unrealized appreciation is $357,337,502 and the aggregate gross unrealized depreciation is $12,080,850, resulting in net unrealized appreciation (depreciation) of $345,256,652.

Abbreviation:

ADR — American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

FAIR VALUE MEASUREMENTS

The BBH Core Select (“the Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

4

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2019
Common Stock:
Basic Materials	$48,259,526	$–	$–	$48,259,526
Communications	105,622,721	–	–	105,622,721
Consumer Cyclical	63,137,866	–	–	63,137,866
Consumer Non-Cyclical	300,411,371	–	–	300,411,371
Financials	125,796,658	–	–	125,796,658
Industrials	38,678,827	–	–	38,678,827
Technology	71,311,399	–	–	71,311,399
Repurchase Agreements	–	17,200,000	–	17,200,000
Investments, at value	$753,218,368	$17,200,000	$–	$770,418,368

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2019.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	5

BBH CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $407,961,716)	$753,218,368
Repurchase agreements (Identified cost $17,200,000)	17,200,000
Cash	2,672,778
Receivables for:
Dividends	6,745,341
Shares sold	393,183
Investment advisory and administrative fee waiver reimbursement	219,986
Interest	5,650
Total Assets	780,455,306
LIABILITIES:
Payables for:
Investment advisory and administrative fees	1,026,851
Shares redeemed	677,791
Shareholder servicing fees	256,713
Professional fees	45,604
Custody and fund accounting fees	29,215
Transfer agent fees	9,650
Distribution fees	2,614
Board of Trustees’ fees	2,098
Accrued expenses and other liabilities	240,632
Total Liabilities	2,291,168
NET ASSETS	$778,164,138
Net Assets Consist of:
Paid-in capital	$86,001,299
Retained earnings	692,162,839
Net Assets	$778,164,138
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($765,722,389 ÷ 51,095,079 shares outstanding)	$14.99
RETAIL CLASS SHARES
($12,441,749 ÷ 3,012,897 shares outstanding)	$4.13

The accompanying notes are an integral part of these financial statements.

6

BBH CORE SELECT

STATEMENT OF OPERATIONS
For the six months ended April 30, 2019 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $348,126)	$6,615,210
Interest income	258,005
Other income	5,362
Total Income	6,878,577
Expenses:
Investment advisory and administrative fees	3,852,196
Shareholder servicing fees	963,049
Shareholder report fees	93,938
Custody and fund accounting fees	54,170
Transfer agent fees	50,992
Professional fees	33,594
Distribution fees	33,157
Board of Trustees’ fees	24,164
Miscellaneous expenses	200,222
Total Expenses	5,305,482
Investment advisory and administrative fee waiver	(437,082)
Expense offset arrangement	(19,999)
Net Expenses	4,848,401
Net Investment Income	2,030,176
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	344,520,931
Net change in unrealized appreciation/(depreciation) on investments in securities	(307,135,453)
Net Realized and Unrealized Gain	37,385,478
Net Increase in Net Assets Resulting from Operations	$39,415,654

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	7

BBH CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018
INCREASE IN NET ASSETS:
Operations:
Net investment income	$2,030,176	$10,586,989
Net realized gain on investments in securities	344,520,931	482,435,941
Net change in unrealized appreciation/(depreciation) on investments in securities	(307,135,453)	(351,225,923)
Net increase in net assets resulting from operations	39,415,654	141,797,007
Dividends and distributions declared:
Class N	(353,318,050)	(385,882,439)
Retail Class	(10,536,589)	(36,362,272)
Total dividends and distributions declared	(363,854,639)	(422,244,711)
Share transactions:
Proceeds from sales of shares*	144,439,718	288,574,533
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	226,573,597	288,266,495
Proceeds from short-term redemption fees	9,997	8,301
Cost of shares redeemed*	(960,769,093)	(1,343,052,733)
Net decrease in net assets resulting from share transactions	(589,745,781)	(766,203,404)
Total decrease in net assets	(914,184,766)	(1,046,651,108)
NET ASSETS:
Beginning of period	1,692,348,904	2,739,000,012
End of period	$778,164,138	$1,692,348,904

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2019 (unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$20.86	$23.18	$21.15	$22.79	$22.52	$21.21
Income from investment operations:
Net investment income[1]	0.03	0.10	0.10	0.12	0.12	0.14
Net realized and unrealized gain (loss)	0.77	1.09	3.64	(0.08)	0.64	1.70
Total income from investment operations	0.80	1.19	3.74	0.04	0.76	1.84
Less dividends and distributions:
From net investment income	(0.11)	(0.12)	(0.13)	(0.12)	(0.14)	(0.10)
From net realized gains	(6.56)	(3.39)	(1.58)	(1.56)	(0.35)	(0.43)
Total dividends and distributions	(6.67)	(3.51)	(1.71)	(1.68)	(0.49)	(0.53)
Short-term redemption fees[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$14.99	$20.86	$23.18	$21.15	$22.79	$22.52
Total return	8.06%[3]	5.19%	18.70%	0.40%	3.47%	8.90%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$766	$1,617	$2,592	$3,403	$4,970	$5,816
Ratio of expenses to average net assets before reductions	1.09%[4]	1.04%	1.02%	1.01%	1.07%	1.07%
Fee waiver	0.09%[4,5]	0.04%[5]	0.02%[5]	0.01%[5]	0.07%[5]	0.07%[5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.43%[4]	0.46%	0.46%	0.57%	0.53%	0.66%
Portfolio turnover rate	7%[3]	14%	15%	12%	8%	8%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2019, the years ended October 31, 2018, 2017, 2016, 2015 and 2014, reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.00%. The agreement is effective for all years presented and is effective through February 29, 2020, unless renewed by all parties to the agreement. For the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, the waived fees were $386,790, $811,840, $673,403, $531,298, $3,938,986 and $4,238,260, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	9

BBH CORE SELECT

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2019 (unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.70	$13.51	$13.00	$14.65	$14.66	$13.99
Income from investment operations:
Net investment income[1]	0.00 [2]	0.02	0.03	0.05	0.03	0.06
Net realized and unrealized gain (loss)	(0.01)	0.64	2.16	(0.07)	0.42	1.11
Total income (loss) from investment operations	(0.01)	0.66	2.19	(0.02)	0.45	1.17
Less dividends and distributions:
From net investment income	0.00 [2]	(0.08)	(0.10)	(0.07)	(0.11)	(0.07)
From net realized gains	(6.56)	(3.39)	(1.58)	(1.56)	(0.35)	(0.43)
Total dividends and distributions	(6.56)	(3.47)	(1.68)	(1.63)	(0.46)	(0.50)
Short-term redemption fees[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$4.13	$10.70	$13.51	$13.00	$14.65	$14.66
Total return	7.94%[3]	4.92%	18.40%	0.19%	3.14%	8.63%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$12	$75	$147	$178	$280	$400
Ratio of expenses to average net assets before reductions	1.63%[4]	1.32%	1.33%	1.33%	1.39%	1.40%
Fee waiver	0.38%[4,5]	0.07%[5]	0.08%[5]	0.10%[5]	0.14%[5]	0.15%[5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	1.25%[4]	1.25%	1.25%	1.23%	1.25%	1.25%
Ratio of net investment income to average net assets	0.15%[4]	0.16%	0.21%	0.37%	0.24%	0.40%
Portfolio turnover rate	7%[3]	14%	15%	12%	8%	8%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2019, the years ended October 31, 2018, 2017, 2016, 2015 and 2014, reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.25%. The agreement is effective for all years presented and is effective through February 29, 2020, unless renewed by all parties to the agreement. For the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, the waived fees were $50,292, $70,588, $133,469, $234,959, $551,384 and $577,948, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

10

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. The Fund offers Class N and Retail Class shares. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares automatically convert to any other share class of the Fund. As of April 30, 2019, there were seven series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investments Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

financial statements april 30, 2019	11

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.
The Fund’s repurchase agreements as of April 30, 2019 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.
E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax

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BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.
The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three year ends. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amounts of $353,318,050 and $10,536,589 to Class N shares and Retail Class shareholders, respectively, during the six months ended April 30, 2019. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

The tax character of distributions paid during the years ended October 31, 2018 and 2017, respectively, were as follows:
Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2018:	$14,349,099	$407,895,612	$422,244,711	$—	$422,244,711
2017:	21,937,123	263,393,355	285,330,478	—	285,330,478

As of October 31, 2018 and 2017, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:
Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Retained earnings/ (accumulated deficit)	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2018:	$4,937,659	$357,964,713	$362,902,372	$—	$1,307,347	$652,392,105	$1,016,601,824
2017:	12,701,945	407,895,164	420,597,109	—	(390,289)	1,003,618,028	1,423,824,848

The Fund did not have a net capital loss carryforward at October 31, 2018.
The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.
Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

G.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% per annum on the first $3 billion of the Fund’s average daily net assets and 0.75% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2019, the Fund incurred $3,852,196 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.00%. The agreement will terminate on February 29, 2020, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2019, the Investment Adviser waived fees in the amount of $386,790 and $50,292 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2019, the Fund incurred shareholder servicing fees in the amount of $936,658 and $26,391 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment in Retail Class shares and may cost the Retail Class shareholder more than paying other types of sales

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, its is anticipated that total operating expenses for Retail Class shares will be no greater than 1.25% of the average daily net assets. For the six months ended April 30, 2019, Retail Class shares of the Fund incurred $33,157 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.

E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2019, the Fund incurred $54,170 in custody and fund accounting fees. These fees for the Fund were reduced by $19,999 as a result of an expense offset arrangement with the Fund’s custodian, which expired on December 31, 2018. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. Upon the expiration of the expense offset arrangement, the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2019, was $4,583. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2019, the Fund incurred $24,164 in independent Trustee compensation and expense reimbursements.

G.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.	Investment Transactions. For the six months ended April 30, 2019, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $68,816,972 and $977,512,115, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:

	For the six months ended April 30, 2019		For the year ended October 31, 2018
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	10,500,896	$142,639,185	13,148,212	$277,541,062
Shares issued in connection with reinvestments of dividends	16,343,451	216,387,290	12,123,335	252,165,359
Proceeds from short-term redemption fees	N/A	9,331	N/A	7,891
Shares redeemed	(53,254,421)	(897,123,323)	(59,598,540)	(1,252,582,575)
Net decrease	(26,410,074)	$(538,087,517)	(34,326,993)	$(722,868,263)
Retail Class
Shares sold	385,660	$1,800,533	992,349	$11,033,471
Shares issued in connection with reinvestments of dividends	2,790,769	10,186,307	3,373,938	36,101,136
Proceeds from short-term redemption fees	N/A	666	N/A	410
Shares redeemed	(7,216,179)	(63,645,770)	(8,212,773)	(90,470,158)
Net decrease	(4,039,750)	$(51,658,264)	(3,846,486)	$(43,335,141)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2019 and the year ended October 31, 2018. Specifically:

During the six months ended April 30, 2019, 81,266 shares of Retail Class were exchanged for 22,590 shares of the Class N valued at $333,874.

During the year ended October 31, 2018, 4,621,017 shares of Retail Class were exchanged for 2,376,460 shares of the Class N valued at $50,052,825 and 3,008 shares of the Class N were exchanged for 5,515 shares of Retail Class valued at $69,005.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

6. Principal Risk Factors and Indemnifications.

A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

7.	Recent Pronouncements.
A.	ASU 2018-13. On August 28, 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU 2018-13”). ASU 2018-13 modifies the disclosure objective paragraphs of Accounting Standards Codification 820 to eliminate (1) “at a minimum” from the phrase “an entity shall disclose at a minimum” and (2) other similar “open ended” disclosure requirements to promote the appropriate exercise of discretion by entities. ASU 2018-13 also eliminates and modifies other requirements under ASU 2018-13. ASU 2018-13 is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application is permitted. Management does not expect the application of ASU 2018-13 will have material impact on the Fund’s financial statements.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2019 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

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DISCLOSURE OF FUND EXPENSES
April 30, 2019 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2019 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019[1]
Class N
Actual	$1,000	$1,081	$5.16
Hypothetical[2]	$1,000	$1,020	$5.01

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019[1]
Retail Class
Actual	$1,000	$1,079	$6.44
Hypothetical[2]	$1,000	$1,019	$6.26

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.25% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

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DISCLOSURE OF ADVISOR SELECTION
April 30, 2019 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 14, 2018 and an in-person meeting on December 10, 2018, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2018 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). Additionally, the Board received a separate comparative performance and fee and expense report based on criteria selected by BBH, rather than Broadridge. The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during the December 10, 2018 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser, including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

Fund Performance

At the November 14, 2018 and December 10, 2018 meetings, and throughout the year, the Board received and reviewed performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed with representatives of Broadridge who compiled the comparative report, the report’s findings and discussed the positioning of the Fund relative to the selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting underperformance in the 1-, 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2018. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board considered and reviewed the fee waiver arrangement and breakpoints to the Fund’s fee schedule that were in place for the Fund and considered the actual fee rates, after taking into account the waiver and breakpoint. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge as well as a peer category and comparison having been selected by BBH. The Board noted the distinguishing characteristics of the funds in the comparative universes selected by BBH and Broadridge and recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund as of September 30, 2018, and for each of the prior nine years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that the fee rate was 0.20% for all of the Trust’s non-Institutional share classes in the funds, including the Fund. The Board

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

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CONFLICTS OF INTEREST
April 30, 2019 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

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CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser, manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

financial statements april 30, 2019	27

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated service providers. BBH acting in its capacity as the Fund’s accounting agent is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the

28

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Investment Adviser in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH. BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

financial statements april 30, 2019	29

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

30

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements april 30, 2019	31

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov. You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2019

BBH GLOBAL CORE SELECT

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH GLOBAL CORE SELECT

PORTFOLIO ALLOCATION
April 30, 2019 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Belgium	$2,688,136	4.6%
Canada	4,424,268	7.6
France	4,296,915	7.4
Germany	2,081,505	3.6
Ireland	3,136,811	5.4
Italy	1,300,593	2.2
Netherlands	2,687,593	4.6
Switzerland	3,713,340	6.4
United Kingdom	7,290,769	12.5
United States	23,733,489	40.8
Cash and Other Assets in Excess of Liabilities	2,824,970	4.9
NET ASSETS	$58,178,389	100.0%

All data as of April 30, 2019. The BBH Global Core Select’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is based on the respective security’s country of incorporation.

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$4,409,052	7.6%
Communications	5,162,599	8.9
Consumer Cyclical	5,891,848	10.1
Consumer Non-Cyclical	27,177,238	46.7
Financials	9,110,699	15.6
Technology	3,601,983	6.2
Cash and Other Assets in Excess of Liabilities	2,824,970	4.9
NET ASSETS	$58,178,389	100.0%

All data as of April 30, 2019. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2019 (unaudited)

Shares		Value
	COMMON STOCK (95.1%)
	BELGIUM (4.6%)
	CONSUMER NON-CYCLICAL
14,140	Anheuser-Busch InBev SA NV	$1,255,683
	FINANCIALS
19,345	KBC Group NV	1,432,453
	Total Belgium	2,688,136

	CANADA (7.6%)
	CONSUMER CYCLICAL
42,590	Alimentation Couche-Tard, Inc. (Class B)	2,505,350
	FINANCIALS
2,550	Fairfax Financial Holdings, Ltd	1,213,244
8,645	Intact Financial Corp.	705,674
		1,918,918
	Total Canada	4,424,268

	FRANCE (7.4%)
	COMMUNICATIONS
38,705	JCDecaux SA	1,266,762
	CONSUMER NON-CYCLICAL
71,375	Bureau Veritas SA	1,811,099
14,045	Sanofi	1,219,054
		3,030,153
	Total France	4,296,915

	GERMANY (3.6%)
	BASIC MATERIALS
16,505	Fuchs Petrolub SE	656,162
	FINANCIALS
10,710	Deutsche Boerse AG	1,425,343
	Total Germany	2,081,505

	IRELAND (5.4%)
	BASIC MATERIALS
11,538	Linde, Plc.	2,079,840
	CONSUMER NON-CYCLICAL
22,057	Perrigo Co., Plc.	1,056,971
	Total Ireland	3,136,811

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	3

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	ITALY (2.2%)
	CONSUMER NON-CYCLICAL
129,260	Davide Campari-Milano SpA	$1,300,593
	Total Italy	1,300,593

	NETHERLANDS (4.6%)
	CONSUMER NON-CYCLICAL
13,785	Heineken Holding NV	1,400,248
21,275	Unilever NV	1,287,345
	Total Netherlands	2,687,593

	SWITZERLAND (6.4%)
	CONSUMER NON-CYCLICAL
10,598	Alcon, Inc.[1]	609,607
11,640	Nestle SA	1,119,983
24,316	Novartis AG	1,983,750
	Total Switzerland	3,713,340

	UNITED KINGDOM (12.5%)
	CONSUMER NON-CYCLICAL
67,565	Diageo, Plc.	2,846,759
24,240	Reckitt Benckiser Group, Plc.	1,962,192
		4,808,951
	FINANCIALS
3,043,700	Lloyds Banking Group, Plc.	2,481,818
	Total United Kingdom	7,290,769

	UNITED STATES (40.8%)
	BASIC MATERIALS
15,507	Celanese Corp. (Series A)	1,673,050
	COMMUNICATIONS
3,278	Alphabet, Inc. (Class C)[1]	3,895,837
	CONSUMER CYCLICAL
41,460	Copart, Inc.[1]	2,791,087
2,425	Costco Wholesale Corp.	595,411
		3,386,498

The accompanying notes are an integral part of these financial statements.

4

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	CONSUMER NON-CYCLICAL
16,883	Colgate-Palmolive Co.	$1,228,914
13,372	FleetCor Technologies, Inc.[1]	3,489,423
19,559	Henry Schein, Inc.[1]	1,252,950
10,789	PayPal Holdings, Inc.[1]	1,216,675
20,974	Zoetis, Inc. (Class A)	2,135,992
		9,323,954
	FINANCIALS
38,260	Wells Fargo & Co.	1,852,167
	TECHNOLOGY
65,100	Oracle Corp.	3,601,983
	Total United States	23,733,489
	Total Common Stock (Identified cost $40,133,888)	55,353,419

TOTAL INVESTMENTS (Identified cost $40,133,888)[2]	95.1%	$55,353,419
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	4.9%	2,824,970
NET ASSETS	100.0%	$58,178,389

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $40,133,888, the aggregate gross unrealized appreciation is $17,350,603 and the aggregate gross unrealized depreciation is $2,131,072, resulting in net unrealized appreciation of $15,219,531.

The Fund’s country diversification is based on the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	5

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

6

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2019
Common Stock:
Basic Materials	$3,752,890	$656,162	$—	$4,409,052
Communications	3,895,837	1,266,762	—	5,162,599
Consumer Cyclical	5,891,848	—	—	5,891,848
Consumer Non-Cyclical	10,380,925	16,796,313	—	27,177,238
Financials	3,771,085	5,339,614	—	9,110,699
Technology	3,601,983	—	—	3,601,983
Investments, at value	$31,294,568	$24,058,851	$—	$55,353,419

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2019.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	7

BBH GLOBAL CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $40,133,888)	$55,353,419
Cash	1,406,696
Foreign currency at value (Identified cost $15)	15
Receivables for:
Investments sold	1,238,924
Dividends	321,534
Investment advisory and administrative fee waiver reimbursement	27,812
Interest	2,915
Prepaid assets	17,062
Total Assets	58,368,377
LIABILITIES:
Payables for:
Investment advisory and administrative fees	93,080
Professional fees	46,090
Shareholder servicing fees	19,596
Custody and fund accounting fees	5,660
Transfer agent fees	4,056
Investments purchased	3,463
Board of Trustees’ fees	1,734
Distribution fees	313
Accrued expenses and other liabilities	15,996
Total Liabilities	189,988
NET ASSETS	$58,178,389
Net Assets Consist of:
Paid-in capital	$38,766,238
Retained earnings	19,412,151
Net Assets	$58,178,389
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($57,069,354 ÷ 4,670,469 shares outstanding)	$12.22
RETAIL CLASS SHARES
($1,109,035 ÷ 91,230 shares outstanding)	$12.16

The accompanying notes are an integral part of these financial statements.

8

BBH GLOBAL CORE SELECT

STATEMENT OF OPERATIONS
For the six months ended April 30, 2019 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $33,512)	$491,308
Interest income	14,318
Total Income	505,626
Expenses:
Investment advisory and administrative fees	305,928
Shareholder servicing fees	64,406
Professional fees	36,287
Board of Trustees’ fees	24,011
Transfer agent fees	19,656
Custody and fund accounting fees	19,001
Shareholder report fees	13,388
Distribution fees	1,968
Miscellaneous expenses	16,720
Total Expenses	501,365
Investment advisory and administrative fee waiver	(84,348)
Expense offset arrangement	(12,466)
Net Expenses	404,551
Net Investment Income	101,075
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	4,463,962
Net realized gain on foreign exchange transactions and translations	5,022
Net realized gain on investments in securities and foreign exchange transactions and translations	4,468,984
Net change in unrealized appreciation/(depreciation) on investments in securities	(852,701)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(1,846)
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(854,547)
Net Realized and Unrealized Gain	3,614,437
Net Increase in Net Assets Resulting from Operations	$3,715,512

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	9

BBH GLOBAL CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018
DECREASE IN NET ASSETS:
Operations:
Net investment income	$101,075	$662,475
Net realized gain on investments in securities and foreign exchange transactions and translations	4,468,984	10,894,814
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(854,547)	(12,277,615)
Net increase (decrease) in net assets resulting from operations	3,715,512	(720,326)
Dividends and distributions declared:
Class N	(8,731,749)	(2,954,827)
Retail Class	(191,903)	(80,202)
Total dividends and distributions declared	(8,923,652)	(3,035,029)
Share transactions:
Proceeds from sales of shares	2,578,026	13,323,466
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	6,665,681	2,381,377
Cost of shares redeemed	(33,890,026)	(58,271,914)
Net decrease in net assets resulting from share transactions	(24,646,319)	(42,567,071)
Total decrease in net assets	(29,854,459)	(46,322,426)
NET ASSETS:
Beginning of period	88,032,848	134,355,274
End of period	$58,178,389	$88,032,848

The accompanying notes are an integral part of these financial statements.

10

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2019 (unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.88	$13.32	$11.11	$11.37	$11.27	$10.99
Net investment income[1]	0.02	0.07	0.05	0.06	0.06	0.12
Net realized and unrealized gain (loss)	0.90	(0.21)	2.22	(0.18)	0.30	0.21
Total income (loss) from investment operations	0.92	(0.14)	2.27	(0.12)	0.36	0.33
Less dividends and distributions:
From net investment income	(0.08)	(0.05)	(0.06)	(0.07)	(0.13)	(0.02)
From net realized gains	(1.50)	(0.25)	—	(0.07)	(0.13)	(0.03)
Total dividends and distributions	(1.58)	(0.30)	(0.06)	(0.14)	(0.26)	(0.05)
Short-term redemption fees[1]	—	—	—	0.00 [2]	—	0.00 [2]
Net asset value, end of period	$12.22	$12.88	$13.32	$11.11	$11.37	$11.27
Total return	8.91%[3]	(1.11)%	20.54%	(1.06)%	3.27%	3.01%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$57	$86	$130	$108	$132	$127
Ratio of expenses to average net assets before reductions	1.51%[4]	1.33%	1.36%	1.38%	1.31%	1.32%
Fee waiver	0.22%[4,5]	0.05%[5]	0.10%[5]	0.13%[5]	0.05%[5]	0.07%[5]
Expense offset arrangement	0.04%[4]	0.03%	0.01%	0.01%	0.01%	0.00%[6]
Ratio of expenses to average net assets after reductions	1.25%[4]	1.25%	1.25%	1.24%	1.25%	1.25%
Ratio of net investment income to average net assets	0.32%[4]	0.52%	0.44%	0.58%	0.55%	1.01%
Portfolio turnover rate	13%[3]	19%	23%	19%	31%	40%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2019, the years ended October 31, 2018, 2017, 2016, 2015 and 2014 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.25%. The agreement is effective for all periods presented and is effective through February 29, 2020. For the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, the waived fees were $68,826, $70,117, $110,626, $146,074, $74,640 and $90,671, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2019 (unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.81	$13.24	$11.05	$11.31	$11.24	$10.98
Income from investment operations:
Net investment income[1]	0.01	0.02	0.02	0.04	0.03	0.07
Net realized and unrealized gain (loss)	0.89	(0.18)	2.20	(0.18)	0.29	0.22
Total income (loss) from investment operations	0.90	(0.16)	2.22	(0.14)	0.32	0.29
Less dividends and distributions:
From net investment income	(0.05)	(0.02)	(0.03)	(0.05)	(0.12)	(0.01)
From net realized gains	(1.50)	(0.25)	—	(0.07)	(0.13)	(0.03)
Total dividends and distributions	(1.55)	(0.27)	(0.03)	(0.12)	(0.25)	(0.04)
Short-term redemption fees[1]	—	—	—	—	—	0.01
Net asset value, end of period	$12.16	$12.81	$13.24	$11.05	$11.31	$11.24
Total return	8.76%[2]	(1.26)%	20.18%	(1.25)%	2.98%	2.70%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$1	$2	$4	$4	$4	$2
Ratio of expenses to average net assets before reductions	3.51%[3]	2.94%	2.44%	2.65%	2.93%	3.36%
Fee waiver	1.97%[3,4]	1.45%[4]	0.93%[4]	1.14%[4]	1.43%[4]	1.86%[4]
Expense offset arrangement	0.04%[3]	0.02%	0.01%	0.01%	0.00%[5]	0.00%[5]
Ratio of expenses to average net assets after reductions	1.50%[3]	1.47%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	0.14%[3]	0.13%	0.20%	0.32%	0.29%	0.61%
Portfolio turnover rate	13%[2]	19%	23%	19%	31%	40%

[1]	Calculated using average shares outstanding for the period.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of expenses to average net assets for the six months ended April 30, 2019, the years ended October 31, 2018, 2017, 2016, 2015 and 2014 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.50%. The agreement is effective for all periods presented and is effective through February 29, 2020. For the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, the waived fees were $15,522, $32,231, $35,288, $40,663, $41,058 and $41,099, respectively.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund is the successor to the BBH private investment fund, BBH Global Funds, LLC — Global Core Select, which launched on April 2, 2012. The Fund commenced operations on March 28, 2013. The Fund offers Class N shares and Retail Class shares. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares automatically convert to any other class of shares of the Fund. As of April 30, 2019 there were seven series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

financial statements april 30, 2019	13

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

14

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

The Fund’s repurchase agreements as of April 30, 2019, if any, are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities and the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared.

financial statements april 30, 2019	15

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $8,731,749 and $191,903 to Class N and Retail Class shareholders, respectively, during the six months ended April 30, 2019. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2018 and 2017 was as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2018:	$1,398,238	$1,636,791	$3,035,029	$—	$3,035,029
2017:	603,959	—	603,959	—	603,959

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BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

As of October 31, 2018 and 2017, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Retained earnings/ (accumulated deficit)	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2018:	$407,144	$8,499,653	$8,906,797	$—	$(352,669)	$16,066,163	$24,620,291
2017:	1,374,478	1,635,451	3,009,929	—	(447,191)	28,343,778	30,906,516

The Fund did not have a net capital loss carryforward at October 31, 2018.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid

financial statements april 30, 2019	17

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

monthly at an annual rate equivalent to 0.95% on the first $3 billion of the Fund’s average daily net assets and 0.90% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2019, the Fund incurred $305,928 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective March 28, 2013, the Investment Adviser contractually agreed to limit the annual Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.25%. The agreement will terminate on February 29, 2020, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2019, the Investment Adviser waived fees in the amount of $68,826 and $15,522 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2019, the Fund incurred shareholder servicing fees in the amount of $62,829 and $1,577 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment in Retail Class shares and may cost the shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that total operating expenses for Retail Class shares will be no greater than 1.50% of the average daily net assets. For the six months ended April 30, 2019, Retail Class shares of the Fund incurred $1,968 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2019, the Fund incurred $19,001 in custody and fund accounting fees. These fees for the Fund were reduced by $12,466 as a result of an expense offset arrangement with the Fund’s custodian, which expired on December 31, 2018. The credit

18

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. Upon the expiration of the expense offset arrangement, the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2019, was $829. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2019, the Fund incurred $24,011 in independent Trustee compensation and reimbursements.
G.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.
4.	Investment Transactions. For the six months ended April 30, 2019, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $8,008,359 and $40,567,307, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest, at no par value. Transactions in Class N and Retail Class shares were as follows:
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	229,776	$2,537,802	972,167	$13,141,827
Shares issued in connection with reinvestments of dividends	609,286	6,507,179	172,526	2,308,404
Shares redeemed	(2,864,667)	(33,100,008)	(4,245,795)	(55,913,343)
Net decrease	(2,025,605)	$(24,055,027)	(3,101,102)	$(40,463,112)
Retail Class
Shares sold	3,679	$40,224	13,515	$181,639
Shares issued in connection with reinvestments of dividends	14,897	158,502	5,478	72,973
Shares redeemed	(64,803)	(790,018)	(175,571)	(2,358,571)
Net decrease	(46,227)	$(591,292)	(156,578)	$(2,103,959)

financial statements april 30, 2019	19

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies (medium-sized company risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

20

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

7.	Recent Pronouncements.
A.	ASU 2018-13. On August 28, 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU 2018-13”). ASU 2018-13 modifies the disclosure objective paragraphs of ASC 820 to eliminate (1) “at a minimum” from the phrase “an entity shall disclose at a minimum” and (2) other similar “open ended” disclosure requirements to promote the appropriate exercise of discretion by entities. ASU 2018-13 also eliminates and modifies other requirements under ASU 2018-13. ASU 2018-13 is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application is permitted. Management does not expect the application of ASU 2018-13 will have material impact on the Fund’s financial statements.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2019 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

financial statements april 30, 2019	21

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DISCLOSURE OF FUND EXPENSES
April 30, 2019 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

22

BBH GLOBAL CORE SELECT

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2019 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019[1]
Class N
Actual	$1,000	$1,089	$6.47
Hypothetical[2]	$1,000	$1,019	$6.26

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019[1]
Retail Class
Actual	$1,000	$1,088	$7.76
Hypothetical[2]	$1,000	$1,017	$7.50

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.50% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements april 30, 2019	23

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION
April 30, 2019 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 14, 2018 and an in-person meeting on December 10, 2018, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2018 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single

24

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during the November 14, 2018 and December 10, 2018 meetings, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees, in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that, during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 14, 2018 and December 10, 2018 meeting, and throughout the year, the Board received and reviewed performance information for the Fund provided by BBH. The Board considered the Fund’s

financial statements april 30, 2019	25

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed with representatives of Broadridge who compiled the comparative report the report’s findings and discussed the positioning of the Fund relative to its selected peer category. In reviewing the Fund’s performance, the Board noted the Fund underperformed as compared to a selection of peer category for the 1-, 2-, 3-, 4- and 5-year periods ended September 30, 2018. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement and breakpoints to the Fund’s fee schedule that were in place for the Fund and considered the actual fee rates, after taking into account the waiver and breakpoints. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund as of September 30, 2018, and the previous five years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that the fee rate was 0.20% for all of the Trust’s non-Institutional share classes in the funds, including the Fund. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

26

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

financial statements april 30, 2019	27

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST
April 30, 2019 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

28

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser, manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

financial statements april 30, 2019	29

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated service providers. BBH acting in its capacity as the Fund’s accounting agent is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the

30

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Investment Adviser in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH. BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

financial statements april 30, 2019	31

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

32

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements april 30, 2019	33

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov. You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2019

BBH PARTNER FUND – INTERNATIONAL EQUITY

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION
April 30, 2019 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Bermuda	$18,253,515	1.1%
Brazil	8,623,180	0.5
Canada	69,283,418	4.2
Cayman Islands	89,766,168	5.4
France	135,610,292	8.1
Germany	136,381,484	8.2
Hong Kong	45,677,990	2.7
Ireland	55,808,115	3.3
Japan	115,212,518	6.9
Jersey	31,451,024	1.9
Luxembourg	15,730,312	0.9
Mexico	18,245,329	1.1
Netherlands	92,961,091	5.6
South Korea	32,175,830	1.9
Spain	38,042,998	2.3
Sweden	16,006,625	1.0
Switzerland	253,547,862	15.2
Thailand	15,976,026	1.0
United Kingdom	155,762,829	9.3
United States	53,802,555	3.2
Registered Investment Companies:
United States	228,650,000	13.7
Cash and Other Assets in Excess of Liabilities	40,963,789	2.5
NET ASSETS	$1,667,932,950	100.0%

All data as of April 30, 2019. The BBH Partner Fund — International Equity’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

2

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION (continued)
April 30, 2019 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communications	$105,496,480	6.3%
Consumer Cyclical	219,617,502	13.2
Consumer Non-Cyclical	472,435,134	28.3
Financials	262,613,313	15.8
Industrials	114,045,531	6.8
Technology	224,111,201	13.4
Registered Investment Companies	228,650,000	13.7
Cash and Other Assets in Excess of Liabilities	40,963,789	2.5
NET ASSETS	$1,667,932,950	100.0%

All data as of April 30, 2019. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	3

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS
April 30, 2019 (unaudited)

Shares/ Units		Value
	COMMON STOCK (83.8%)
	BERMUDA (1.1%)
	CONSUMER NON-CYCLICAL
318,783	IHS Markit, Ltd.[1]	$18,253,515
	Total Bermuda	18,253,515

	BRAZIL (0.5%)
	CONSUMER NON-CYCLICAL
1,838,787	Ambev SA	8,623,180
	Total Brazil	8,623,180

	CANADA (4.2%)
	CONSUMER CYCLICAL
261,584	Alimentation Couche-Tard, Inc. (Class B)	15,387,638

	FINANCIALS
173,360	Brookfield Asset Management, Inc. (Class A)	8,354,218

	TECHNOLOGY
51,734	Constellation Software, Inc.	45,541,562
	Total Canada	69,283,418

	CAYMAN ISLANDS (5.4%)
	COMMUNICATIONS
237,381	Alibaba Group Holding, Ltd. ADR[1]	44,050,792
43,901	Baidu, Inc. ADR[1]	7,297,663
775,500	Tencent Holdings, Ltd.	38,417,713
	Total Cayman Islands	89,766,168

	FRANCE (8.1%)
	CONSUMER CYCLICAL
97,373	LVMH Moet Hennessy Louis Vuitton SE	38,100,386

	CONSUMER NON-CYCLICAL
289,643	EssilorLuxottica SA1	35,201,300

	TECHNOLOGY
514,507	Capgemini SE	62,308,606
	Total France	135,610,292

The accompanying notes are an integral part of these financial statements.

4

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	GERMANY (8.2%)
	CONSUMER CYCLICAL
107,253	Adidas AG	$27,523,875

	CONSUMER NON-CYCLICAL
668,551	Fresenius SE & Co. KGaA	37,866,721
401,363	Merck KGaA	42,699,201
		80,565,922

	TECHNOLOGY
220,771	SAP SE	28,291,687
	Total Germany	136,381,484

	HONG KONG (2.7%)
	FINANCIALS
4,475,130	AIA Group, Ltd.	45,677,990
	Total Hong Kong	45,677,990

	IRELAND (3.3%)
	INDUSTRIALS
1,146,565	CRH, Plc.	38,491,547

	TECHNOLOGY
94,797	Accenture, Plc. (Class A)	17,316,568
	Total Ireland	55,808,115

	JAPAN (6.9%)
	CONSUMER NON-CYCLICAL
889,535	Seven & i Holdings Co., Ltd.	30,860,053
598,965	Shiseido Co., Ltd.	47,117,249
		77,977,302

	INDUSTRIALS
59,752	Keyence Corp.	37,235,216
	Total Japan	115,212,518

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	5

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	JERSEY (1.9%)
	CONSUMER CYCLICAL
442,534	Ferguson, Plc.	$31,451,024
	Total Jersey	31,451,024

	LUXEMBOURG (0.9%)
	COMMUNICATIONS
115,860	Spotify Technology SA1	15,730,312
	Total Luxembourg	15,730,312

	MEXICO (1.1%)
	CONSUMER NON-CYCLICAL
186,959	Fomento Economico Mexicano SAB de CV ADR	18,245,329
	Total Mexico	18,245,329

	NETHERLANDS (5.6%)
	CONSUMER NON-CYCLICAL
352,659	Heineken NV	38,069,186

	TECHNOLOGY
262,959	ASML Holding NV	54,891,905
	Total Netherlands	92,961,091

	SOUTH KOREA (1.9%)
	CONSUMER NON-CYCLICAL
26,376	LG Household & Health Care, Ltd.	32,175,830
	Total South Korea	32,175,830

	SPAIN (2.3%)
	CONSUMER CYCLICAL
736,389	Industria de Diseno Textil SA	22,282,125

	TECHNOLOGY
198,378	Amadeus IT Group SA	15,760,873
	Total Spain	38,042,998

The accompanying notes are an integral part of these financial statements.

6

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	SWEDEN (1.0%)
	INDUSTRIALS
293,824	Hexagon AB (Class B)	$16,006,625
	Total Sweden	16,006,625

	SWITZERLAND (15.2%)
	CONSUMER CYCLICAL
600,142	Cie Financiere Richemont SA	43,841,393

	CONSUMER NON-CYCLICAL
677,758	Alcon, Inc.[1]	38,985,286
97,170	Lonza Group AG1	29,982,409
254,167	Nestle SA	24,455,559
		93,423,254

	FINANCIALS
3,330,163	Credit Suisse Group AG1	44,497,001
65,737	Partners Group Holding AG	49,474,071
		93,971,072

	INDUSTRIALS
34,139	Kuehne + Nagel International AG	4,963,206
113,288	Sika AG	17,348,937
		22,312,143
	Total Switzerland	253,547,862

	THAILAND (1.0%)
	CONSUMER CYCLICAL
6,578,000	CP ALL PCL[1]	15,976,026
	Total Thailand	15,976,026

	UNITED KINGDOM (9.3%)
	CONSUMER CYCLICAL
1,103,288	Compass Group, Plc.	25,055,035

	CONSUMER NON-CYCLICAL
702,742	RELX, Plc.	16,097,761

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	7

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	UNITED KINGDOM (continued)
	FINANCIALS
24,898,151	Melrose Industries, Plc.	$65,937,138
2,149,768	Prudential, Plc.	48,672,895
		114,610,033
	Total United Kingdom	155,762,829

	UNITED STATES (3.2%)
	CONSUMER NON-CYCLICAL
459,027	Worldpay, Inc. (Class A)[1]	53,802,555
	Total United States	53,802,555
	Total Common Stock (Identified cost $1,201,106,711)	1,398,319,161

	REGISTERED INVESTMENT COMPANIES (13.7%)
228,650,000	Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio, Institutional Share Class	228,650,000
	Total Registered Investment Companies (Identified cost $228,650,000)	228,650,000

TOTAL INVESTMENTS (Identified cost $1,429,756,711)[2]	97.5%	$1,626,969,161
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.5%	40,963,789
NET ASSETS	100.0%	$1,667,932,950

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $1,429,756,711, the aggregate gross unrealized appreciation is $238,707,028 and the aggregate gross unrealized depreciation is $41,494,578, resulting in net unrealized appreciation of $197,212,450.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	9

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2019
Common Stock:
Bermuda	$18,253,515	$—	$—	$18,253,515
Brazil	8,623,180	—	—	8,623,180
Canada	69,283,418	—	—	69,283,418
Cayman Islands	51,348,455	38,417,713	—	89,766,168
France	—	135,610,292	—	135,610,292
Germany	—	136,381,484	—	136,381,484
Hong Kong	—	45,677,990	—	45,677,990
Ireland	17,316,568	38,491,547	—	55,808,115
Japan	—	115,212,518	—	115,212,518
Jersey	—	31,451,024	—	31,451,024
Luxembourg	15,730,312	—	—	15,730,312
Mexico	18,245,329	—	—	18,245,329
Netherlands	—	92,961,091	—	92,961,091
South Korea	—	32,175,830	—	32,175,830
Spain	—	38,042,998	—	38,042,998
Sweden	—	16,006,625	—	16,006,625
Switzerland	—	253,547,862	—	253,547,862
Thailand	—	15,976,026	—	15,976,026
United Kingdom	—	155,762,829	—	155,762,829
United States	53,802,555	—	—	53,802,555
Registered Investment Companies:
United States	228,650,000	—	—	228,650,000
Investments, at value	$481,253,332	$1,145,715,829	$—	$1,626,969,161

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2019.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	11

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $1,429,756,711)	$1,626,969,161
Cash	26,295,525
Foreign currency at value (Identified cost $1,694,894)	1,694,894
Receivables for:
Investments sold	10,626,117
Dividends	7,170,425
Shares sold	967,991
Interest	50,789
Prepaid assets	2,221
Total Assets	1,673,777,123
LIABILITIES:
Payables for:
Investments purchased	3,402,275
Investment advisory and administrative fees	1,744,681
Shares redeemed	554,307
Custody and fund accounting fees	60,087
Professional fees	48,295
Transfer agent fees	5,467
Board of Trustees’ fees	1,656
Accrued expenses and other liabilities	27,405
Total Liabilities	5,844,173
NET ASSETS	$1,667,932,950
Net Assets Consist of:
Paid-in capital	$1,479,836,653
Retained earnings	188,096,297
Net Assets	$1,667,932,950
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($1,667,932,950 ÷ 105,351,976 shares outstanding)	$15.83

The accompanying notes are an integral part of these financial statements.

12

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF OPERATIONS
For the six months ended April 30, 2019 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $891,765)	$9,776,599
Interest income	107,937
Total Income	9,884,536
Expenses:
Investment advisory and administrative fees	4,848,233
Custody and fund accounting fees	210,510
Professional fees	38,658
Board of Trustees’ fees	23,906
Transfer agent fees	17,604
Miscellaneous expenses	60,436
Total Expenses	5,199,347
Expense offset arrangement	(218,989)
Net Expenses	4,980,358
Net Investment Income	4,904,178
NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(11,672,115)
Net realized loss on foreign exchange transactions and translations	(618,090)
Net realized loss on investments in securities and foreign exchange transactions and translations	(12,290,205)
Net change in unrealized appreciation/(depreciation) on investments in securities	215,125,669
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(38,605)
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	215,087,064
Net Realized and Unrealized Gain	202,796,859
Net Increase in Net Assets Resulting from Operations	$207,701,037

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	13

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018
INCREASE IN NET ASSETS:
Operations:
Net investment income	$4,904,178	$17,478,403
Net realized gain (loss) on investments in securities and foreign exchange transactions and translations	(12,290,205)	88,696,896
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	215,087,064	(176,118,593)
Net increase (decrease) in net assets resulting from operations	207,701,037	(69,943,294)
Dividends and distributions declared:
Class I	(105,213,063)	(102,915,403)
Share transactions:
Proceeds from sales of shares	145,996,795	324,005,397
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	4,408,555	4,374,243
Cost of shares redeemed	(90,693,719)	(75,329,408)
Net increase in net assets resulting from share transactions	59,711,631	253,050,232
Total increase in net assets	162,199,605	80,191,535
NET ASSETS:
Beginning of period	1,505,733,345	1,425,541,810
End of period	$1,667,932,950	$1,505,733,345

The accompanying notes are an integral part of these financial statements.

14

BBH PARTNER FUND – INTERNATIONAL EQUITY

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2019 (unaudited)	2018	2017*	2016	2015	2014
Net asset value, beginning of period	$14.90	$16.75	$14.46	$14.54	$15.16	$15.43

Income from investment operations:
Net investment income[1]	0.05	0.18	0.14	0.34	0.26	0.40
Net realized and unrealized gain (loss)	1.92	(0.83)	2.47	(0.14)	(0.49)	(0.38)
Total income (loss) from investment operations	1.97	(0.65)	2.61	0.20	(0.23)	0.02

Less dividends and distributions:
From net investment income	(0.16)	(0.10)	(0.32)	(0.28)	(0.39)	(0.29)
From net realized gains	(0.88)	(1.10)	—	—	—	—
Total dividends and distributions	(1.04)	(1.20)	(0.32)	(0.28)	(0.39)	(0.29)
Short-term redemption fees[1]	—	—	0.00 [2]	0.00 [2]	0.00 [2]	—
Net asset value, end of period	$15.83	$14.90	$16.75	$14.46	$14.54	$15.16
Total return	14.60%[3]	(4.12)%	18.51%	1.51%	(1.42)%	0.21%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$1,668	$1,506	$1,426	$914	$68	$86
Ratio of expenses to average net assets before reductions	0.70%[4]	0.68%	0.74%	0.85%	0.89%	0.90%
Expense offset arrangement	0.03%[4]	0.03%	0.01%	0.00%[5]	0.00%[5]	0.00%[5]
Ratio of expenses to average net assets after reductions	0.67%[4]	0.65%	0.73%	0.85%	0.89%	0.90%
Ratio of net investment income to average net assets	0.66%[4]	1.15%	0.91%	2.41%	1.77%	2.62%
Portfolio turnover rate	63%[3]	124%	130%	12%	18%	15%

*	Effective February 24, 2017 Class N shares were converted into Class I shares.
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	15

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. The Fund currently offers one class of shares designated as Class I shares. The investment objective of the Fund is long-term maximization of total return, primarily through capital appreciation. As of April 30, 2019, there were seven series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that

16

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2019, the Fund had no open contracts.
E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or

financial statements april 30, 2019	17

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities and the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Fund did not incur any such interest or penalties.

18

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $105,213,063 to Class I shares during the six months ended April 30, 2019. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2018 and 2017, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2018:	$17,240,637	$85,674,766	$102,915,403	$—	$102,915,403
2017:	21,576,444	—	21,576,444	—	21,576,444

As of October 31, 2018 and 2017, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Retained earnings/ (accumulated deficit)	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2018:	$52,353,382	$52,846,121	$105,199,503	$—	$(1,602,445)	$(17,988,735)	$85,608,323
2017:	17,227,537	85,667,346	102,894,883	—	(100,912)	158,129,858	260,923,829

The Fund did not have a net capital loss carryforward at October 31, 2018.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

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BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Select Equity Group, L.P. (“Select Equity Group” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of average daily net assets and 0.60% per annum on all average daily net assets over $3 billion. The Investment Adviser pays its Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2019, the Fund incurred $4,848,233 for services under the Agreement.
B.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2019, the Fund incurred $210,510 in custody and fund accounting fees. These fees for the Fund were reduced by $218,989 as a result of an expense offset arrangement with the Fund’s custodian, which expired on December 31, 2018.

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BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. Upon the expiration of the expense offset arrangement, the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2019, was $1,207. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

C.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2019, the Fund incurred $23,906 in independent Trustee compensation and expense reimbursements.
D.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.
4.	Investment Transactions. For the six months ended April 30, 2019, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $931,865,497 and $979,861,064, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	10,305,609	$145,996,795	20,426,475	$324,005,397
Shares issued in connection with reinvestments of dividends	332,220	4,408,555	283,237	4,374,243
Shares redeemed	(6,363,286)	(90,693,719)	(4,744,185)	(75,329,408)
Net increase	4,274,543	$59,711,631	15,965,527	$253,050,232

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BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub- Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses (concentrated portfolio holdings risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The derivatives held by the Fund including forwards and futures, may be riskier than other types of investments and may increase the volatility of the Fund (derivatives risk). Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Recent Pronouncements.
A.	ASU 2018-13. On August 28, 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU 2018-13”). ASU 2018-13 modifies the disclosure objective paragraphs of Accounting Standards Codification 820 to eliminate (1) “at a minimum” from the phrase “an entity shall disclose at a minimum” and (2) other similar “open ended” disclosure requirements to promote the appropriate exercise of discretion by entities. ASU 2018-13 also eliminates and modifies other requirements under ASU 2018-13. ASU 2018-13 is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application is permitted and Management is currently evaluating the application of ASU 2018-13 and its impact, if any, on the Fund’s financial statements.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2019 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

financial statements april 30, 2019	23

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES
April 30, 2019 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2019 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019[1]
Class I
Actual	$1,000	$1,146	$3.57
Hypothetical[2]	$1,000	$1,021	$3.36

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.67% for I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements april 30, 2019	25

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION
April 30, 2019 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 14, 2018 and an in-person meeting on December 10, 2018, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and Select Equity Group, L.P. (“Select Equity Group” or the “Sub-Adviser”). At the December 10, 2018 meeting, the Board voted to approve the renewal of the Agreements with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser, Sub-Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser, the Sub-Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-Advisers; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative

26

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and Select Equity Group were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund under the same fee structure. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Investment Adviser and the Board is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 10, 2018 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-Adviser, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assisting the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreements.

financial statements april 30, 2019	27

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

The Board received and considered information, during the in-person meeting held on December 10, 2018, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Adviser, particularly portfolio management in light of the narrower scope of services performed by the Sub-Adviser. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund.

Fund Performance

At the November 14, 2018 and December 10, 2018 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to the selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s underperformance of its peer category in the 1-, 2-, 3-, 4-, 5- and 10-year year periods ended September 30, 2018. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

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BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

The Board also considered the fees paid to the Sub-Adviser for their services to the Fund. The compensation paid to the Sub-Adviser is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Adviser. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund as of September 30, 2018, and for the prior nine years. The data also included the effect of revenue generated by the custody and fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also reviewed the Sub-Adviser’s profitability data for the Fund. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser and BBH’s nor the Sub-Adviser’s profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-Adviser, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser, and from the Investment Adviser to the Sub-Adviser, were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

financial statements april 30, 2019	29

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST
April 30, 2019 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the

30

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser and Sub-Adviser sponsor or manage other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Sub-adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated service providers. BBH acting in its capacity as the Fund’s accounting agent is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

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BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser and/or the Sub-adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-adviser. Subject to applicable law and regulation, BBH, the Investment Adviser or the Sub-adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser or the Sub-adviser’s clients (“cross trades”), including the Fund, if BBH, the Investment Adviser or the Sub-adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser or the Sub-adviser’s decision to engage in these transactions for the Fund. BBH, the Investment Adviser and/or the Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Sub-Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Sub-Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Sub-Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Sub-Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

32

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

The Sub-Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value

financial statements april 30, 2019	33

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

34

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov. You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2019

BBH LIMITED DURATION FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH LIMITED DURATION FUND

PORTFOLIO ALLOCATION
April 30, 2019 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$2,825,420,084	45.9%
Commercial Mortgage Backed Securities	321,301,179	5.2
Corporate Bonds	1,504,325,762	24.4
Loan Participations and Assignments	705,030,526	11.4
Municipal Bonds	117,509,537	1.9
Residential Mortgage Backed Securities	32,625,704	0.5
U.S. Government Agency Obligations	148,357,501	2.4
U.S. Treasury Bills	487,412,116	7.9
Cash and Other Assets in Excess of Liabilities	25,766,211	0.4
NET ASSETS	$6,167,748,620	100.0%

All data as of April 30, 2019. The BBH Limited Duration Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (45.9%)
$ 18,934,533	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$18,955,761
7,917,698	Ally Auto Receivables Trust 2018-1	09/15/20	2.140	7,911,341
48,170,000	American Express Credit Account Master Trust 2018-1	10/17/22	2.670	48,205,130
7,390,999	AmeriCredit Automobile Receivables Trust 2017-4	05/18/21	1.830	7,381,404
4,516,875	ARI Fleet Lease Trust 2017-A1	04/15/26	1.910	4,497,719
3,044,225	AXIS Equipment Finance Receivables IV LLC 2016-1A1	11/20/21	2.210	3,038,682
22,129,767	AXIS Equipment Finance Receivables IV LLC 2018-1A1	12/20/23	3.240	22,172,305
20,580,000	AXIS Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	20,776,430
1,782,616	BCC Funding XIII LLC 2016-1[1]	12/20/21	2.200	1,780,456
27,108,430	Business Jet Securities LLC 2018-1[1]	02/15/33	4.335	27,313,305
45,023,269	Business Jet Securities LLC 2018-2[1]	06/15/33	4.447	45,497,688
13,739,417	Canadian Pacer Auto Receivables Trust 2018-1A1	08/19/20	2.700	13,736,996
14,212,443	Capital Auto Receivables Asset Trust 2018-1[1]	10/20/20	2.540	14,207,625
24,509,800	Capital Automotive REIT LLC 2017-1A1	04/15/47	3.870	24,603,491
9,873,945	CarMax Auto Owner Trust 2018-1	05/17/21	2.230	9,859,847
30,657,066	CarMax Auto Owner Trust 2018-2	08/16/21	2.730	30,672,848
994,967	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	991,858
47,959,361	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	47,882,233
13,979,571	CCG Receivables Trust 2017-1[1]	11/14/23	1.840	13,914,837
8,766,448	CCG Receivables Trust 2018-1[1]	06/16/25	2.500	8,749,929
15,781,669	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	15,669,955
17,512,136	Chesapeake Funding II LLC 2017-4A1	11/15/29	2.120	17,354,576
27,045,263	Chesapeake Funding II LLC 2018-1A1	04/15/30	3.040	27,146,363
38,570,000	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.950	38,587,137
19,215,360	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	19,170,917
25,386,840	CIG Auto Receivables Trust 2019-1A1	08/15/24	3.330	25,445,745

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	3

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 11,872,149	Credit Acceptance Auto Loan Trust 2017-1A1	10/15/25	2.560%	$11,856,892
50,700,000	Credit Acceptance Auto Loan Trust 2017-2A1	02/17/26	2.550	50,582,564
25,550,000	Credit Acceptance Auto Loan Trust 2017-3A1	06/15/26	2.650	25,496,884
37,120,000	Daimler Trucks Retail Trust 2018-1[1]	07/15/21	2.850	37,141,325
57,920,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD-LIBOR + 0.700%)[1,2]	11/19/25	3.187	57,751,435
14,341,028	DLL LLC 2018-1[1]	11/17/20	2.810	14,345,631
4,247,097	DLL Securitization Trust 2017-A1	07/15/20	1.890	4,241,813
10,671,272	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	10,743,420
16,164,600	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	16,093,783
14,514,439	Elm Trust 2016-1A1	06/20/25	4.163	14,519,306
23,340,000	Elm Trust 2018-2A1	10/20/27	4.605	23,630,847
7,692,637	Engs Commercial Finance Trust 2018-1A1	02/22/21	2.970	7,694,883
2,547,048	Enterprise Fleet Financing LLC 2016-2[1]	02/22/22	1.740	2,542,220
6,698,792	Enterprise Fleet Financing LLC 2017-1[1]	07/20/22	2.130	6,679,987
11,169,065	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	1.970	11,127,688
16,440,890	Enterprise Fleet Financing LLC 2017-3[1]	05/22/23	2.130	16,360,680
21,175,660	Enterprise Fleet Financing LLC 2018-1[1]	10/20/23	2.870	21,191,177
25,000,000	Enterprise Fleet Financing LLC 2019-1[1]	10/22/24	2.980	25,097,015
12,633,515	Exeter Automobile Receivables Trust 2018-3A1	01/18/22	2.900	12,639,861
19,667,533	Finance of America Structured Securities Trust 2018-HB1[1,2,3]	09/25/28	3.375	19,639,998
14,500,000	Ford Credit Auto Owner Trust 2014-2[1]	04/15/26	2.310	14,466,911
44,320,000	Ford Credit Floorplan Master Owner Trust A 2017-2	09/15/22	2.160	43,988,655
1,699,275	Foursight Capital Automobile Receivables Trust 2015-1[1]	01/15/21	2.340	1,697,072
5,993,680	Foursight Capital Automobile Receivables Trust 2017-1[1]	04/15/22	2.370	5,976,027

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 15,567,484	Foursight Capital Automobile Receivables Trust 2018-2[1]	04/15/22	3.320%	$15,622,599
13,685,531	FREED ABS Trust 2018-1[1]	07/18/24	3.610	13,713,233
8,148,836	FREED ABS Trust 2018-2[1]	10/20/25	3.990	8,202,261
9,516,231	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	9,472,334
12,673,241	GM Financial Consumer Automobile Receivables Trust 2018-2	05/17/21	2.550	12,664,220
32,520,000	GMF Floorplan Owner Revolving Trust 2017-2[1]	07/15/22	2.130	32,269,551
6,105,513	GreatAmerica Leasing Receivables Funding LLC 2018-1[1]	05/15/20	2.350	6,096,344
24,690,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	25,205,779
15,782,649	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	15,733,665
36,700,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	3.710	37,177,874
19,930,000	Hertz Vehicle Financing LLC 2018-2A1	06/27/22	3.650	20,116,872
21,838,857	Honda Auto Receivables Owner Trust 2018-1	06/15/20	2.360	21,825,821
20,712,969	Hyundai Auto Receivables Trust 2018-A	04/15/21	2.550	20,707,931
5,524,353	John Deere Owner Trust 2018-A	10/15/20	2.420	5,520,198
38,860,000	Lendmark Funding Trust 2017-1A1	12/22/25	2.830	38,569,055
18,340,000	Lendmark Funding Trust 2017-2A1	05/20/26	2.800	18,236,817
14,220,000	Lendmark Funding Trust 2018-1A1	12/21/26	3.810	14,398,369
15,206,058	Mariner Finance Issuance Trust 2017-AA1	02/20/29	3.620	15,230,931
55,510,000	Mariner Finance Issuance Trust 2017-BA1	12/20/29	2.920	55,276,114
29,605,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	30,132,333
15,225,672	MCA Fund II Holding LLC 2017-1 (3-Month USD-LIBOR + 1.650%)[1,2]	08/15/28	4.334	15,240,745
20,450,000	MelTel Land Funding LLC 2019-1A1	04/15/49	3.768	20,467,286
8,156,353	MMAF Equipment Finance LLC 2017-B1	10/15/20	1.930	8,145,773

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	5

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 14,745,375	Motor, Plc. 2017-1A (1-Month USD-LIBOR + 0.530%)[1,2]	09/25/24	3.007%	$14,728,595
4,858,182	Nationstar HECM Loan Trust 2017-2A1,2,3	09/25/27	2.038	4,813,001
12,244,355	Nationstar HECM Loan Trust 2018-1A1,2,3	02/25/28	2.760	12,207,452
10,373,224	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.188	10,386,398
19,815,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	20,064,356
1,311,511	Navitas Equipment Receivables LLC 2016-1[1]	06/15/21	2.200	1,310,620
9,345,966	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[2]	01/02/25	3.202	9,347,461
11,445,874	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/42	5.477	11,620,654
22,200,000	NextGear Floorplan Master Owner Trust 2016-2A1	09/15/21	2.190	22,143,625
16,020,000	NextGear Floorplan Master Owner Trust 2017-2A1	10/17/22	2.560	15,950,657
21,040,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	21,412,713
21,800,000	NextGear Floorplan Master Owner Trust 2019-1A1	02/15/24	3.210	21,974,646
20,684,628	Nissan Auto Receivables Owner Trust 2018-A	12/15/20	2.390	20,670,570
38,465,000	OnDeck Asset Securitization Trust LLC 2018-1A1	04/18/22	3.500	38,597,266
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	26,245,842
25,020,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	25,244,232
24,865,000	Oportun Funding X LLC 2018-C1	10/08/24	4.100	25,192,599

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 44,890,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.150%	$45,598,912
7,878,909	OSCAR US Funding Trust VII LLC 2017-2A1	11/10/20	2.130	7,864,624
14,421,605	OSCAR US Funding Trust VIII LLC 2018-1A1	04/12/21	2.910	14,411,856
10,094,700	OSCAR US Funding Trust IX LLC 2018-2A1	08/10/21	3.150	10,098,041
18,920,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	19,046,859
45,250,000	OSCAR US Funding Trust X LLC 2019-1A1	04/11/22	3.100	45,451,770
8,896,531	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	8,936,800
26,450,000	PFS Financing Corp. 2017-BA1	07/15/22	2.220	26,227,042
34,310,000	PFS Financing Corp. 2017-D1	10/17/22	2.400	34,113,050
21,680,000	PFS Financing Corp. 2018-B1	02/15/23	2.890	21,696,457
18,200,000	PFS Financing Corp. 2019-A1	04/15/24	2.860	18,199,536
17,940,000	Regional Management Issuance Trust 2018-1[1]	07/15/27	3.830	17,907,245
41,500,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.560	42,099,870
20,824,539	RMF Buyout Issuance Trust 2018-1[1,2,3]	11/25/28	3.436	20,842,656
1,201,021	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	1,201,021
8,885,000	Santander Drive Auto Receivables Trust 2018-2	09/15/21	2.750	8,885,187
30,733,000	SCF Equipment Leasing LLC 2019-1A1	03/20/23	3.040	30,760,174
14,107,420	Securitized Term Auto Receivables Trust 2018-1A1	12/29/20	2.807	14,110,552
14,353,205	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	14,519,612
33,095,816	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	32,996,062
41,299,624	Spirit Master Funding LLC 2017-1A1	12/20/47	4.360	42,113,185
34,770,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2[1]	11/15/49	2.750	34,704,573

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	7

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 51,733,633	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540%	$52,857,184
19,484,972	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	19,461,123
30,805,000	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	31,205,342
13,232,500	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	13,162,077
3,064,142	Tax Ease Funding LLC 2016-1A1	06/15/28	3.131	3,044,798
22,642,651	Textainer Marine Containers V, Ltd. 2017-1A1	05/20/42	3.720	22,613,877
31,268,174	Textainer Marine Containers V, Ltd. 2017-2A1	06/20/42	3.520	30,885,254
4,587,269	TLF National Tax Lien Trust 2017-1A1	12/15/29	3.090	4,554,463
61,740,000	Trafigura Securitisation Finance, Plc. 2017-1A1	12/15/20	2.470	61,065,614
27,390,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	27,632,785
47,138,342	Triton Container Finance IV LLC 2017-2A1	08/20/42	3.620	46,945,641
1,540,167	Utah State Board of Regents 2011-1 (3-Month USD-LIBOR + 0.850%)[2]	05/01/29	3.586	1,544,864
3,218,133	Veros Automobile Receivables Trust 2017-1[1]	04/17/23	2.840	3,214,074
9,704,404	Veros Automobile Receivables Trust 2018-1[1]	05/15/23	3.630	9,722,839
12,239,515	Westlake Automobile Receivables Trust 2018-1A1	12/15/20	2.240	12,228,769
29,000,000	Westlake Automobile Receivables Trust 2019-1A1	05/16/22	3.060	29,062,904
64,480,000	World Financial Network Credit Card Master Trust 2017-A	03/15/24	2.120	64,132,337
10,310,000	World Financial Network Credit Card Master Trust 2017-B	06/15/23	1.980	10,288,331
50,885,000	World Financial Network Credit Card Master Trust 2018-A	12/16/24	3.070	51,217,223
11,449,942	World Omni Auto Receivables Trust 2018-A	05/17/21	2.190	11,435,524

The accompanying notes are an integral part of these financial statements.

8

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 19,304,327	World Omni Auto Receivables Trust 2018-B	07/15/21	2.570%	$19,300,408
24,570,000	World Omni Select Auto Trust 2018-1A1	04/15/22	3.240	24,640,575
30,450,000	WRG Debt Funding II LLC 2017-1[1]	03/15/26	4.458	30,451,550
	Total Asset Backed Securities (Identified cost $2,819,850,809)			2,825,420,084

	COMMERCIAL MORTGAGE BACKED SECURITIES (5.2%)
15,540,000	Aventura Mall Trust 2013-AVM[1,2,3]	12/05/32	3.743	15,728,729
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.468	26,374,072
35,138,189	BX Commercial Mortgage Trust 2018-IND (1-Month USD-LIBOR + 0.750%)[1,2]	11/15/35	3.223	35,127,166
30,910,000	BXMT, Ltd. 2017-FL1 (1-Month USD-LIBOR + 0.870%)[1,2]	06/15/35	3.350	30,937,569
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	5.050	31,240,148
3,683,547	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	3,637,511
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.417	9,543,762
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC (1-Month USD-LIBOR + 0.850%)[1,2]	02/13/32	3.323	22,660,023
29,435,000	Hospitality Mortgage Trust 2017-HIT (1-Month USD-LIBOR + 0.850%)[1,2]	05/08/30	3.324	29,416,423
10,100,000	KREF, Ltd. 2018-FL1A (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	3.573	10,103,030
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	3.173	32,584,342
20,545,953	RETL 2019-RVP (1-Month USD-LIBOR + 1.150%)[1,2]	03/15/36	3.623	20,584,404

The accompanying notes are an integral part of these financial statements.
financial statements april 30, 2019	9

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$ 53,364,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	3.603%	$53,364,000
	Total Commercial Mortgage Backed Securities
	(Identified cost $321,738,140)			321,301,179

	CORPORATE BONDS (24.4%)
	AEROSPACE/DEFENSE (0.4%)
24,988,000	BAE Systems Holdings, Inc.[1]	06/01/19	6.375	25,053,468

	AGRICULTURE (0.7%)
44,530,000	Bunge, Ltd. Finance Corp.	03/15/24	4.350	45,275,358

	BANKS (10.5%)
14,895,000	ANZ New Zealand Int’l, Ltd., London Branch[1]	03/19/24	3.400	15,052,283
19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	19,871,765
33,065,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	32,893,667
32,360,000	Bank of America Corp.	06/01/19	7.625	32,485,224
30,375,000	Bank of New Zealand[1]	02/20/24	3.500	30,841,334
32,015,000	BB&T Corp.	12/06/23	3.750	33,159,225
34,620,000	BNP Paribas SA (3-Month USD-LIBOR + 2.235%)[1,2]	01/10/25	4.705	36,269,068
4,975,000	BNZ International Funding, Ltd., London Branch[1]	02/21/20	2.400	4,958,263
24,335,000	BNZ International Funding, Ltd., London Branch[1]	03/02/21	2.750	24,246,441
14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	14,800,254
9,000,000	Capital One NA	09/13/19	1.850	8,970,887
26,250,000	Commonwealth Bank of Australia[1]	10/15/19	5.000	26,539,116
17,940,000	Commonwealth Bank of Australia[1]	09/06/21	2.000	17,600,677
20,130,000	Fifth Third Bancorp	01/25/24	3.650	20,696,605

The accompanying notes are an integral part of these financial statements.

10

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$ 20,035,000	JPMorgan Chase Bank NA (3-Month USD-LIBOR + 0.350%)[2]	04/26/21	3.086%	$20,083,673
23,710,000	Lloyds Banking Group, Plc.	03/12/24	3.900	24,170,406
13,760,000	National Australia Bank, Ltd.	09/20/21	3.375	13,922,451
15,800,000	Santander Holdings USA, Inc.	04/17/20	2.650	15,759,133
39,890,000	Skandinaviska Enskilda Banken AB1	11/17/20	2.625	39,729,403
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,316,471
6,979,000	Svenska Handelsbanken AB	10/01/20	2.400	6,946,182
30,395,000	Svenska Handelsbanken AB	11/20/23	3.900	31,637,830
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	24,849,138
30,005,000	US Bank NA	11/16/21	3.450	30,688,095
54,350,000	Wells Fargo Bank NA	01/15/21	2.600	54,235,619
7,395,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.490%)[2]	07/23/21	3.325	7,439,592
35,277,000	Westpac Banking Corp.	03/06/20	2.150	35,128,929
12,500,000	Westpac Banking Corp.	05/13/21	2.100	12,343,501
				647,635,232

	BEVERAGES (0.2%)
13,050,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/25	4.150	13,628,732

	BIOTECHNOLOGY (0.8%)
50,910,000	Amgen, Inc.	05/10/19	1.900	50,903,207

	CHEMICALS (0.5%)
12,880,000	DowDuPont, Inc.	11/15/20	3.766	13,084,729
17,435,000	DowDuPont, Inc.	11/15/23	4.205	18,275,502
				31,360,231

	COMMERCIAL SERVICES (0.5%)
27,350,000	United Rentals North America, Inc.	07/15/23	4.625	27,794,438

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	11

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	COMPUTERS (0.4%)
$ 6,790,000	Dell International LLC / EMC Corp.[1]	06/15/21	4.420%	$6,953,962
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	18,404,015
				25,357,977

	DIVERSIFIED FINANCIAL SERVICES (1.9%)
29,972	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	30,805
3,750,000	Alliance Data Systems Corp.[1]	11/01/21	5.875	3,829,688
16,078,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	16,319,170
18,120,000	Capital One Financial Corp.	01/29/24	3.900	18,610,336
21,335,000	Credit Acceptance Corp.	02/15/21	6.125	21,361,669
6,425,000	Credit Acceptance Corp.	03/15/23	7.375	6,657,906
2,785,000	Credit Acceptance Corp.[1]	03/15/26	6.625	2,931,213
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	49,643,249
				119,384,036

	ELECTRIC (0.7%)
17,000,000	Electricite de France SA1	10/13/20	2.350	16,908,718
8,080,000	Mississippi Power Co. (3-Month USD-LIBOR + 0.650%)[2]	03/27/20	3.259	8,081,370
19,690,000	Nevada Power Co.	04/15/20	2.750	19,703,225
				44,693,313

	HEALTHCARE-SERVICES (0.0%)
2,503,000	Centene Corp.	02/15/21	5.625	2,543,674

	INSURANCE (2.0%)
24,310,000	Athene Global Funding[1]	01/25/22	4.000	24,954,673
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,533,151
7,638,000	Marsh & McLennan Cos., Inc.	09/10/19	2.350	7,627,957
31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	29,360,630
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	32,293,626

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$ 16,740,000	Vitality Re VIII, Ltd. (Underlying Investment Yield + 1.750%)[1,2]	01/08/22	4.165%	$16,731,630
				123,501,667

	INTERNET (0.2%)
11,680,000	Expedia Group, Inc.	08/15/20	5.950	12,122,467

	INVESTMENT COMPANIES (2.2%)
1,845,000	Ares Capital Corp.	01/19/22	3.625	1,843,413
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	35,258,820
321,134	Carlyle Investment Management LLC[4]	07/15/19	4.787	321,134
22,660,000	FS KKR Capital Corp.	07/15/19	4.000	22,680,333
26,989,000	FS KKR Capital Corp.	01/15/20	4.250	27,047,376
27,455,000	Main Street Capital Corp.	05/01/24	5.200	27,535,665
18,225,000	Owl Rock Capital Corp.	04/15/24	5.250	18,313,656
				133,000,397

	MACHINERY – CONSTRUCTION & MINING (1.0%)
10,397,000	Caterpillar Financial Services Corp.	05/18/19	1.350	10,389,799
17,525,000	Caterpillar Financial Services Corp.	01/10/20	2.100	17,457,928
35,330,000	Caterpillar Financial Services Corp.	03/15/21	2.900	35,501,425
				63,349,152

	MACHINERY – DIVERSIFIED (0.3%)
17,865,000	John Deere Capital Corp.	01/10/22	3.200	18,147,239

	MEDIA (0.2%)
8,781,000	TEGNA, Inc.	10/15/19	5.125	8,813,929

	PHARMACEUTICALS (1.0%)
34,063,000	AbbVie, Inc.	05/14/20	2.500	33,952,763
14,000,000	AbbVie, Inc.	05/14/21	2.300	13,863,846
10,765,000	Allergan Sales LLC[1]	12/15/21	5.000	11,213,993
				59,030,602

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	13

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	RETAIL (0.2%)
$ 8,915,000	Walmart, Inc.	06/26/23	3.400%	$9,159,590

	TELECOMMUNICATIONS (0.3%)
17,623,125	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	17,579,067

	TRUCKING & LEASING (0.4%)
7,770,000	Avolon Holdings Funding, Ltd.[1]	05/15/24	5.250	8,107,606
17,180,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	17,884,380
				25,991,986
	Total Corporate Bonds (Identified cost $1,487,896,175)			1,504,325,762

	LOAN PARTICIPATIONS AND ASSIGNMENTS (11.4%)
5,717,049	Analog Devices, Inc. (1-Month USD-LIBOR + 1.125%)[2]	09/23/19	3.625	5,701,327
3,826,381	Analog Devices, Inc. (1-Month USD-LIBOR + 1.250%)[2]	09/23/21	3.750	3,807,249
9,504,283	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	6.983	9,480,522
13,411,830	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 2.000%)[2]	01/15/25	4.487	13,403,917
4,962,500	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	6.083	4,983,591
13,299,930	CenturyLink, Inc. Term A (1-Month USD-LIBOR + 2.750%)[2]	11/01/22	5.233	13,291,684
24,671,053	Charter Communications Operating LLC (CCO Safari LLC) Term A2 (1-Month USD-LIBOR + 1.500%)[2]	03/31/23	3.990	24,492,188
34,760,000	Charter Communications Operating LLC (CCO Safari LLC) Term B (1-Month USD-LIBOR + 2.000%)[2]	04/30/25	4.490	34,821,525

The accompanying notes are an integral part of these financial statements.

14

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 29,772,727	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[2]	06/28/24	4.233%	$29,757,841
31,224,819	Dell International LLC Term A2 (1-Month USD-LIBOR + 1.750%)[2]	09/07/21	4.240	31,174,547
24,872,078	Dell International LLC Term B (1-Month USD-LIBOR + 2.000%)[2]	09/07/23	4.490	24,872,078
34,844,329	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	4.351	34,880,567
28,964,580	Eastern Power LLC (TPF II LC LLC) (1-Month USD-LIBOR + 3.750%)[2]	10/02/23	6.233	28,961,104
33,950,000	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.250%)[2]	09/06/21	3.733	33,907,562
34,244,235	Frontera Generation Holdings LLC (1-Month USD-LIBOR + 4.250%)[2]	05/02/25	6.724	34,223,004
7,647,059	HCA, Inc. Term A5 (1-Month USD-LIBOR + 1.500%)[2]	06/10/20	3.983	7,637,500
2,817,884	HCA, Inc. Term B10 (1-Month USD-LIBOR + 2.000%)[2]	03/13/25	4.483	2,822,421
12,976,919	HCA, Inc. Term B11 (1-Month USD-LIBOR + 1.750%)[2]	03/17/23	4.233	12,999,239
15,080,677	Kestrel Acquisition LLC Term B (1-Month USD-LIBOR + 4.250%)[2]	06/02/25	6.740	15,105,862
12,845,106	Mallinckrodt International Finance S.A. (3-Month USD-LIBOR + 3.000%)[2]	02/24/25	5.693	11,630,216
9,131,601	Mallinckrodt International Finance S.A. Term B (3-Month USD-LIBOR + 2.750%)[2]	09/24/24	5.351	8,174,427
33,333,333	Marvell Technology Group, Ltd. Term A (1-Month USD-LIBOR + 1.375%)[2]	06/04/21	3.855	33,166,667
32,012,302	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	5.850	32,114,422

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	15

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 26,185,000	Panther BF Aggregator 2 L P(1-Month USD-LIBOR + 3.500%)[2]	04/30/26	5.983%	$26,266,959
11,470,631	Revere Power LLC Term B (2-Month USD-LIBOR + 4.250%)[2]	03/27/26	6.791	11,377,490
1,778,592	Revere Power LLC Term C (2-Month USD-LIBOR + 4.250%)[2]	03/27/26	6.791	1,764,150
19,610,958	RPI Finance Trust Term A4 (1-Month USD-LIBOR + 1.500%)[2]	05/04/22	3.983	19,537,417
46,127,370	RPI Finance Trust Term B6 (1-Month USD-LIBOR + 2.000%)[2]	03/27/23	4.483	46,156,431
24,492,348	Sprint Communications, Inc. (1-Month USD-LIBOR + 2.500%)[2]	02/02/24	5.000	23,763,700
2,493,750	Sprint Communications, Inc. (1-Month USD-LIBOR + 3.000%)[2]	02/02/24	5.500	2,453,227
6,263,290	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.733	6,264,104
3,318,683	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.733	3,319,114
8,499,154	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.733	8,498,134
24,233,120	TerraForm Power Operating LLC (1-Month USD-LIBOR + 2.000%)[2]	11/08/22	4.483	24,142,246
14,885,787	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USD-LIBOR + 2.000%)[2]	08/04/23	4.483	14,884,149
32,732,806	Western Digital Corp. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/29/23	4.233	32,397,294
32,842,960	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	4.233	32,796,651
	Total Loan Participations and Assignments
	(Identified cost $708,129,292)			705,030,526

The accompanying notes are an integral part of these financial statements.

16

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (1.9%)
$ 14,525,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/21	5.000%	$15,382,701
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	2.451	10,170,195
85,500,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	2.451	86,094,225
5,893,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	5,862,416
	Total Municipal Bonds (Identified cost $116,583,505)			117,509,537

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.5%)
32,624,490	Pepper Residential Securities Trust No. 23 (1-Month USD-LIBOR + 0.950%)[1,2]	08/18/60	3.430	32,625,704
	Total Residential Mortgage Backed Securities
	(Identified cost $32,624,490)			32,625,704

	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%)
83,000,000	Federal Home Loan Bank Discount Notes[5]	05/01/19	0.000	83,000,000
95,170	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.797%)[2]	04/01/36	4.360	99,964
17,092	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	4.365	17,990
19,078	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	4.788	20,043

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	17

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 19,212	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.978%)[2]	02/01/37	5.102%	$20,164
6,584,019	Federal National Mortgage Association (FNMA)	07/01/35	5.000	7,063,605
440,012	Federal National Mortgage Association (FNMA)	11/01/35	5.500	484,218
39,760	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.974%)[2]	07/01/36	4.724	42,054
90,730	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.712%)[2]	09/01/36	4.462	95,094
383,538	Federal National Mortgage Association (FNMA)	08/01/37	5.500	422,305
4,460,829	Federal National Mortgage Association (FNMA)	08/01/37	5.500	4,911,869
1,913,229	Federal National Mortgage Association (FNMA)	06/01/40	6.500	2,116,875
46,748	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.807%)[2]	01/01/37	4.821	49,239
50,000,000	Freddie Mac Discount Notes[5]	05/01/19	0.000	50,000,000
13,580	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	3.750	14,081
	Total U.S. Government Agency Obligations
	(Identified cost $147,986,151)			148,357,501

The accompanying notes are an integral part of these financial statements.

18

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. TREASURY BILLS (7.9%)
$ 40,000,000	U.S. Treasury Bill[5]	05/02/19	0.000%	$39,997,348
75,000,000	U.S. Treasury Bill[5]	05/23/19	0.000	74,889,954
150,000,000	U.S. Treasury Bill[5]	06/06/19	0.000	149,639,550
50,000,000	U.S. Treasury Bill[5]	06/20/19	0.000	49,833,472
74,000,000	U.S. Treasury Bill[5]	07/05/19	0.000	73,681,671
50,000,000	U.S. Treasury Bill[5]	07/25/19	0.000	49,720,878
50,000,000	U.S. Treasury Bill[5,6]	08/15/19	0.000	49,649,243
	Total U.S. Treasury Bills (Identified cost $487,396,367)			487,412,116
TOTAL INVESTMENTS (Identified cost $6,122,204,929)[7]			99.6%	$6,141,982,409
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.4%	25,766,211
NET ASSETS			100.0%	$6,167,748,620

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2019 was $ 3,309,491,948 or 53.7% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2019 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $6,122,204,929, the aggregate gross unrealized appreciation is $33,374,911 and the aggregate gross unrealized depreciation is $16,926,602, resulting in net unrealized appreciation of $16,448,309.

Abbreviations:

CMT – Constant Maturity Treasury.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

LIBOR – London Interbank Offered Rate.

MTN – Medium Term Note.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	19

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2019:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	953	June 2019	$202,385,930	$202,996,445	$(610,515)
U.S. Treasury 5-Year Notes	3,300	June 2019	379,519,359	381,614,062	(2,094,703)
U.S. Treasury 10-Year Notes	522	June 2019	63,932,766	64,556,719	(623,953)
					$(3,329,171)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	21

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2019
Asset Backed Securities	$–	$2,794,214,742	$31,205,342	$2,825,420,084
Commercial Mortgage Backed Securities	–	321,301,179	–	321,301,179
Corporate Bonds	–	1,504,004,628	321,134	1,504,325,762
Loan Participations and Assignments	–	705,030,526	–	705,030,526
Municipal Bonds	–	117,509,537	–	117,509,537
Residential Mortgage Backed Securities	–	32,625,704	–	32,625,704
U.S. Government Agency Obligations	–	148,357,501	–	148,357,501
U.S. Treasury Bills	–	487,412,116	–	487,412,116
Total Investments, at value	$–	$6,110,455,933	$31,526,476	$6,141,982,409
Other Financial Instruments, at value
Financial Futures Contracts	$(3,329,171)	$–	$–	$(3,329,171)
Other Financial Instruments, at value	$(3,329,171)	$–	$–	$(3,329,171)

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. During the period ended April 30, 2019, there were no transfers between Levels 1 and 2 or Levels 1 and 3. A security with a value of $30,451,550 was transferred from Level 3 to Level 2 due to an increase in the availability of significant observable inputs to determine fair value.

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2019:

	Asset Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2018	$60,693,958	$963,403	$61,657,361
Purchases	—	—	—
Sales / Paydowns	—	(642,269)	(642,269)
Realized gains (losses)	—	—	—
Change in unrealized appreciation (depreciation)	926,880	—	926,880
Amortization	36,054	—	36,054
Transfers from Level 3	(30,451,550)	—	(30,451,550)
Transfers to Level 3	—	—	—
Balance as of April 30, 2019	$31,205,342	$321,134	$31,526,476

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	23

BBH LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $6,122,204,929)	$6,141,982,409
Cash	5,719,244
Receivables for:
Shares sold	44,175,417
Interest	21,524,508
Investment advisory and administrative fee waiver reimbursement	83,468
Investments sold	590
Other	2,177,909
Total Assets	6,215,663,545
LIABILITIES
Cash collateral for futures contracts	2,594,425
Payables for:
Investments purchased	26,148,625
Shares redeemed	14,784,781
Investment advisory and administrative fees	2,665,653
Futures variation margin on open contracts	734,746
Periodic distributions	651,539
Custody and fund accounting fees	123,264
Shareholder servicing fees	109,358
Professional fees	60,394
Transfer agent fees	4,168
Board of Trustees’ fees	1,743
Accrued expenses and other liabilities	36,229
Total Liabilities	47,914,925
NET ASSETS	$6,167,748,620
Net Assets Consist of:
Paid-in capital	$6,198,681,921
Accumulated deficit	(30,933,301)
Net Assets	$6,167,748,620
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($330,350,828 ÷ 32,349,377 shares outstanding)	$10.21
CLASS I SHARES
($5,837,397,792 ÷ 571,857,021 shares outstanding)	$10.21

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2019 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$101,692,144
Other income	1,005,779
Total Income	102,697,923
Expenses:
Investment advisory and administrative fees	7,876,859
Custody and fund accounting fees	337,858
Shareholder servicing fees	314,601
Professional fees	49,306
Transfer agent fees	24,239
Board of Trustees’ fees	23,993
Miscellaneous expenses	194,796
Total Expenses	8,821,652
Investment advisory and administrative fee waiver	(235,921)
Expense offset arrangement	(60,765)
Net Expenses	8,524,966
Net Investment Income	94,172,957
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	415,036
Net realized loss on futures contracts	(4,986,900)
Net realized loss on investments in securities and futures contracts	(4,571,864)
Net change in unrealized appreciation/(depreciation) on investments in securities	48,486,709
Net change in unrealized appreciation/(depreciation) on futures contracts	(6,825,472)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	41,661,237
Net Realized and Unrealized Gain	37,089,373
Net Increase in Net Assets Resulting from Operations	$131,262,330

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	25

BBH LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018
INCREASE IN NET ASSETS:
Operations:
Net investment income	$94,172,957	$161,523,015
Net realized gain/(loss) on investments in securities and futures contracts	(4,571,864)	6,588,784
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	41,661,237	(34,886,307)
Net increase in net assets resulting from operations	131,262,330	133,225,492
Dividends and distributions declared:
Class N	(4,815,799)	(4,285,493)
Class I	(89,349,346)	(156,716,668)
Total dividends and distributions declared	(94,165,145)	(161,002,161)
Share transactions:
Proceeds from sales of shares[1]	1,391,201,864	3,374,484,922
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	22,613,703	30,595,806
Proceeds from short-term redemption fees	501	–
Cost of shares redeemed[1]	(1,558,697,951)	(3,520,060,947)
Net decrease in net assets resulting from share transactions	(144,881,883)	(114,980,219)
Total decrease in net assets	(107,784,698)	(142,756,888)
NET ASSETS:
Beginning of period	6,275,533,318	6,418,290,206
End of period	$6,167,748,620	$6,275,533,318

[1]	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

26

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2019 (unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.15	$10.19	$10.13	$10.14	$10.31	$10.35
Income from investment operations:
Net investment income[1]	0.15	0.26	0.21	0.19	0.18	0.14
Net realized and unrealized gain (loss)	0.06	(0.06)	0.05	(0.00)[2]	(0.17)	(0.01)
Total income from investment operations	0.21	0.20	0.26	0.19	0.01	0.13
Less dividends and distributions:
From net investment income	(0.15)	(0.24)	(0.20)	(0.20)	(0.18)	(0.14)
From net realized gains	–	–	–	–	–	(0.03)
Total dividends and distributions	(0.15)	(0.24)	(0.20)	(0.20)	(0.18)	(0.17)
Short-term redemption fees[1]	0.00 [2]	–	–	–	–	–
Net asset value, end of period	$10.21	$10.15	$10.19	$10.13	$10.14	$10.31
Total return	2.11%[3]	2.03%	2.64%	1.90%	0.10%	1.32%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$330	$275	$72	$42	$2,557	$2,625
Ratio of expenses to average net assets before reductions	0.50%[4]	0.50%	0.67%	0.49%	0.48%	0.48%
Fee waiver	0.15%[4,5]	0.15%[5]	0.27%[5]	0.01%[5]	–%	–%
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	0.35%[4]	0.35%	0.40%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.03%[4]	2.52%	2.05%	1.91%	1.75%	1.36%
Portfolio turnover rate	25%[3]	48%	52%	53%	46%	35%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2019, the years ended October 31, 2018, 2017 and 2016, reflect fees reduced as result of voluntary operating expense limitation of the share class. Prior to March 24, 2017, the expense limitation of the share class was 0.48%. Following March 24, 2017, the expense limitation was changed to 0.35%. The agreement is effective for the periods beginning on December 29, 2015 and can be changed at any time at the sole discretion of the Investment Advisor. For the six months ended April 30, 2019 and the years ended October 31, 2018, 2017 and 2016, the waived fees were $235,921, $242,627, $132,560 and $45,079, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	27

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2019 (unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.15	$10.19	$10.13	$10.14	$10.31	$10.35
Income from investment operations:
Net investment income[1]	0.16	0.25	0.22	0.22	0.20	0.16
Net realized and unrealized gain (loss)	0.06	(0.04)	0.06	(0.01)	(0.17)	(0.01)
Total income from investment operations	0.22	0.21	0.28	0.21	0.03	0.15
Less dividends and distributions:
From net investment income	(0.16)	(0.25)	(0.22)	(0.22)	(0.20)	(0.16)
From net realized gains	–	–	–	–	–	(0.03)
Total dividends and distributions	(0.16)	(0.25)	(0.22)	(0.22)	(0.20)	(0.19)
Net asset value, end of period	$10.21	$10.15	$10.19	$10.13	$10.14	$10.31
Total return	2.15%[2]	2.11%	2.77%	2.13%	0.30%	1.52%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$5,837	$6,000	$6,346	$4,737	$2,153	$2,547
Ratio of expenses to average net assets before reductions	0.28%[3]	0.27%	0.28%	0.27%	0.28%	0.29%
Expense offset arrangement	0.00%[3,4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net assets after reductions	0.28%[3]	0.27%	0.28%	0.27%	0.28%	0.29%
Ratio of net investment income to average net assets	3.09%[3]	2.47%	2.17%	2.21%	1.94%	1.56%
Portfolio turnover rate	25%[2]	48%	52%	53%	46%	35%

[1]	Calculated using average shares outstanding for the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

28

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. The Fund offers Class N and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2019, there were seven series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

financial statements april 30, 2019	29

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2019, are listed in the Portfolio of Investments.

For the six months ended April 30, 2019, the average monthly notional amount of open futures contracts was $537,274,008. The range of monthly notional amounts was $355,620,130 to $645,838,055.

30

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2019

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts	$–	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts	$(3,329,171	)*
Total		$–		$(3,329,171)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Loss on Derivatives
Futures Contracts	$(4,986,900)
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(6,825,472)

E.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore, under SEC Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

financial statements april 30, 2019	31

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

F.	Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

32

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $4,815,799 and $89,349,346 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2019.

The tax character of distributions paid during the years ended October 31, 2018 and 2017, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2018:	$161,002,161	$–	$161,002,161	$–	$161,002,161
2017:	126,034,096	–	126,034,096	–	126,034,096

As of October 31, 2018 and 2017, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Retained earnings/ (accumulated deficit)	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2018:	$2,429,200	$–	$2,429,200	$(41,743,663)	$(3,503,095)	$(25,212,928)	$(68,030,486)
2017:	1,712,065	–	1,712,065	(45,774,424)	(5,864,837)	9,673,379	(40,253,817)

financial statements april 30, 2019	33

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

During the year ended October 31, 2018, the Fund utilized $4,030,761 of its capital loss carryforwards.

The Fund had $41,743,663 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2018, of which $9,538,243 and $32,205,420, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2019, the Fund incurred $7,876,859 for services under the Agreement.

34

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

B.	Investment Advisory and Administrative Fee Waivers. Effective March 24, 2017 the Investment Adviser has voluntarily agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N to 0.35%. Effective December 29, 2015 and prior to March 24, 2017 the Investment Adviser had voluntarily agreed to limit the annual fund operating expenses of Class N to 0.48%. This is a voluntary waiver that can be changed at any time at the sole discretion of the Investment Adviser. For the six months ended April 30, 2019, the Investment Adviser waived fees in the amount of $235,921 for Class N.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2019, Class N shares of the Fund incurred $314,601 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2019, the Fund incurred $337,858 in custody and fund accounting fees. These fees for the Fund were reduced by $60,765 as a result of an expense offset arrangement with the Fund’s custodian, which expired on December 31, 2018. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. Upon the expiration of the expense offset arrangement, the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2019, was $5,820. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2019, the Fund incurred $23,993 in independent Trustee compensation and reimbursements.
F.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

financial statements april 30, 2019	35

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

4.	Investment Transactions. For the six months ended April 30, 2019, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,438,017,745 and $1,364,441,645, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	13,830,476	$140,576,156	30,946,210	$314,812,228
Shares issued in connection with reinvestments of dividends	448,828	4,562,648	387,697	3,939,411
Proceeds from short-term redemption fees	N/A	501	N/A	–
Shares redeemed	(9,065,058)	(92,242,754)	(11,280,338)	(114,748,174)
Net increase	5,214,246	$52,896,551	20,053,569	$204,003,465
Class I
Shares sold	122,976,393	$1,250,625,708	300,746,654	$3,059,672,694
Shares issued in connection with reinvestments of dividends	1,776,424	18,051,055	2,624,173	26,656,395
Shares redeemed	(144,208,508)	(1,466,455,197)	(334,891,134)	(3,405,312,773)
Net increase/(decrease)	(19,455,691)	$(197,778,434)	(31,520,307)	$(318,983,684)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2019 and the year ended October 31, 2018. Specifically:

During the six months ended April 30, 2019, 91,659 shares of Class N were exchanged for 91,665 shares of Class I valued at $931,978.

During the year ended 2018, 184,116 shares of Class N were exchanged for 184,159 shares of Class I valued at $1,872,458 and 138,726 shares of Class I were exchanged for 138,590 shares of Class N valued at $1,410,847.

36

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage

Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

financial statements april 30, 2019	37

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Recent Pronouncements.
A.	ASU 2017-08. In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for years, and interim periods within those years, beginning after December 15, 2018. Management is currently evaluating the application of ASU 2017-08 and its impact, if any, on the Fund’s financial statements.
B.	ASU 2018-13. On August 28, 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU 2018-13”). ASU 2018-13 modifies the disclosure objective paragraphs of Accounting Standards Codification 820 to eliminate (1) “at a minimum” from the phrase “an entity shall disclose at a minimum” and (2) other similar “open ended” disclosure requirements to promote the appropriate exercise of discretion by entities. ASU 2018-13 also eliminates and modifies other requirements under ASU 2018-13. ASU 2018-13 is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application is permitted and Management is currently evaluating the application of ASU 2018-13 and its impact, if any, on the Fund’s financial statements.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2019 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

38

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2019 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2019	39

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2019 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019[1]
Class N
Actual	$1,000	$1,021	$1.75
Hypothetical[2]	$1,000	$1,023	$1.76

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019[1]
Class I
Actual	$1,000	$1,021	$1.40
Hypothetical[2]	$1,000	$1,023	$1.40

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.35% and 0.28% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

40

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2019 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 14, 2018 and an in-person meeting on December 10, 2018, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2018 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors

financial statements april 30, 2019	41

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December meetings, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered brokerage policies & procedures and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

42

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

Fund Performance

At the November 14, 2018 and December 10, 2018 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed the report’s findings with representatives of Broadridge who compiled the report and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting the Fund’s outperformance over the 1-, 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2017. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund’s Class N shares and considered the actual fee rates after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund compared exceedingly well to the selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund as of September 30, 2018, and for the prior nine years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

financial statements april 30, 2019	43

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

44

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST
April 30, 2019 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements april 30, 2019	45

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser, manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

46

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s accounting agent is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

financial statements april 30, 2019	47

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the

48

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements april 30, 2019	49

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov. You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2019

BBH INTERMEDIATE MUNICIPAL BOND FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO ALLOCATION
April 30, 2019 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$334,772,606	100.6%
Liabilities in Excess of Other Assets	(2,023,835)	(0.6)
NET ASSETS	$332,748,771	100.0%

All data as of April 30, 2019. BBH Intermediate Municipal Bond Fund’s (the “Fund”) security type diversification is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$88,976,820	26.6%
AA	120,997,979	36.1
A	107,404,440	32.1
BBB	17,393,367	5.2
TOTAL INVESTMENTS	$334,772,606	100.0%

All data as of April 30, 2019. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (100.6%)
	Alabama (0.0%)
$ 150,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$159,060
	Total Alabama			159,060

	Arizona (0.2%)
475,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	483,940
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	226,502
	Total Arizona			710,442

	California (5.4%)
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	840,110
2,125,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/29	0.000	1,613,236
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[2,3]	11/01/40	3.125	1,242,437
1,015,000	Downey Unified School District, General Obligation Bonds[1]	08/01/33	0.000	644,089
1,000,000	Downey Unified School District, General Obligation Bonds[1]	08/01/35	0.000	581,440
1,225,000	Evergreen School District, General Obligation Bonds, AGC[1]	08/01/27	0.000	1,013,638
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[1]	06/01/25	0.000	885,420
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[1]	07/15/30	0.000	726,310
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	928,763
1,310,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[1]	08/01/27	0.000	1,080,436

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	3

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$ 225,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250%	$229,097
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	800,415
210,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	3.248	211,243
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[1]	08/01/33	0.000	620,979
3,000,000	San Diego Unified School District, General Obligation Bonds[1]	07/01/37	0.000	1,538,760
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	897,200
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,431,398
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	897,660
1,040,000	Windsor Unified School District, General Obligation Bonds[1]	08/01/33	0.000	683,519
	Total California			17,866,150

	Colorado (2.3%)
2,484,717	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	2,620,482
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[1]	09/01/25	0.000	1,630,618
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[1]	09/01/27	0.000	1,402,573
2,000,000	E-470 Public Highway Authority, Revenue Bonds (1-Month USD-LIBOR + 0.420%)[2]	09/01/39	2.080	2,000,320
	Total Colorado			7,653,993
The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (4.8%)
$1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100%	$1,130,108
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	540,298
2,595,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,3]	07/01/42	2.000	2,596,142
150,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds (1-Month USD-LIBOR + 0.550%)[2]	07/01/49	2.226	150,045
180,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.900%)[2]	03/01/23	3.200	180,880
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	3.290	1,006,180
1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	2,085,256
1,870,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000	2,177,914
2,430,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	2,871,312
1,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/27	5.000	1,151,860
1,835,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,181,540
	Total Connecticut			16,071,535

	Florida (6.6%)
2,000,000	County of Broward Airport System, Revenue Bonds	10/01/22	5.000	2,200,760

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	5

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Florida (continued)
$1,020,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000%	$1,123,101
1,015,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,162,662
2,000,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/33	3.750	2,106,760
1,200,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,277,040
4,500,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	4,864,275
230,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	259,484
65,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	73,098
178,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG[2,3]	11/15/23	3.636	178,000
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,127,457
2,125,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,526,264
3,290,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	3,985,868
	Total Florida			21,884,769

	Georgia (4.3%)
1,200,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.000	1,209,756
2,265,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.250	2,311,251
65,000	Georgia Municipal Electric Authority, Revenue Bonds, NPFG[2,3]	01/01/21	2.601	65,374

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Georgia (continued)
$ 345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000%	$392,631
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,471,372
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,191,481
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,419,408
1,860,000	State of Georgia, General Obligation Bonds	12/01/25	5.000	2,243,364
1,610,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	1,982,522
	Total Georgia			14,287,159

	Hawaii (0.3%)
310,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/25	5.250	347,333
650,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/26	5.250	724,932
	Total Hawaii			1,072,265

	Illinois (3.5%)
1,155,000	Chicago Transit Authority, Revenue Bonds	06/01/19	5.000	1,157,772
1,000,000	Chicago Transit Authority, Revenue Bonds	06/01/20	5.000	1,030,910
85,000	Illinois Finance Authority, Revenue Bonds[2,3]	07/15/57	5.000	94,431
195,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.250	207,790
1,440,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/22	5.000	1,566,490

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	7

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$2,680,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000%	$3,047,964
3,710,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	4,360,808
205,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	239,993
	Total Illinois			11,706,158

	Indiana (0.9%)
2,700,000	City of Rockport, Revenue Bonds	06/01/25	3.050	2,769,228
100,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[2]	10/15/22	2.710	100,012
	Total Indiana			2,869,240

	Iowa (0.3%)
925,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	962,083
	Total Iowa			962,083

	Kentucky (1.6%)
4,880,000	Kentucky Public Energy Authority, Revenue Bonds[2,3]	12/01/49	4.000	5,319,834
	Total Kentucky			5,319,834

	Louisiana (0.0%)
25,000	Tobacco Settlement Financing Corp., Revenue Bonds	05/15/22	5.000	27,099
	Total Louisiana			27,099

	Maryland (0.5%)
1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000	1,359,563
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	157,580
	Total Maryland			1,517,143

The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Massachusetts (7.4%)
$ 495,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM[2,3]	11/01/19	2.400%	$496,099
1,525,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[2,3]	06/01/22	3.170	1,579,992
3,905,000	Commonwealth of Massachusetts, General Obligation Bonds (3-Month USD-LIBOR + 0.550%)[2]	11/01/25	2.383	3,898,088
4,525,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,516,744
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,467,756
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds[2,3]	08/01/23	2.029	5,148,750
135,000	Massachusetts Development Finance Agency, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.480%)[2]	07/01/50	2.780	135,003
1,400,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[4]	05/01/19	2.200	1,400,000
2,200,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[4]	05/01/19	2.200	2,200,000
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,006,770
1,680,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/46	3.500	1,726,687
	Total Massachusetts			24,575,889

	Michigan (3.0%)
1,200,000	Detroit City School District, General Obligation Bonds	05/01/19	5.000	1,200,000
420,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	457,351
105,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	116,332

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	9

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Michigan (continued)
$ 90,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250%	$108,808
350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	426,107
1,540,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,932,007
3,240,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	4,075,369
150,000	Michigan Finance Authority, Revenue Bonds	05/01/19	5.000	150,000
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,384,850
	Total Michigan			9,850,824

	Minnesota (2.7%)
710,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/27	3.350	735,503
960,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/27	3.400	996,393
1,993,517	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.600	2,036,737
4,993,868	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	5,070,374
	Total Minnesota			8,839,007

	Montana (0.5%)
1,500,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,588,065
	Total Montana			1,588,065

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Nebraska (3.1%)
$2,505,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000%	$2,710,535
3,555,000	Central Plains Energy Project, Revenue Bonds[2,3]	03/01/50	5.000	3,947,366
3,360,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,586,027
	Total Nebraska			10,243,928

	New Hampshire (0.3%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,025,170
	Total New Hampshire			1,025,170
	New Jersey (7.0%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,528,744
2,055,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/22	2.500	2,075,632
2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500	2,098,676
1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,651,956
3,610,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	3.850	3,593,863
3,540,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[2]	03/01/28	3.900	3,527,398

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	11

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$1,240,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000%	$1,290,828
555,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	592,845
2,840,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/26	0.000	2,241,129
3,480,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/30	0.000	2,298,749
2,550,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	2.501	2,566,983
	Total New Jersey			23,466,803

	New Mexico (0.7%)
2,015,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	2,144,242
300,000	New Mexico Municipal Energy Acquisition Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	11/01/39	2.426	300,072
	Total New Mexico			2,444,314

	New York (4.1%)
5,000,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD-LIBOR + 0.820%)[2]	11/01/26	2.496	5,016,250
1,965,000	Metropolitan Transportation Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[2]	11/01/26	2.750	1,953,780
5,050,000	New York State Energy Research & Development Authority, Revenue Bonds[2,3]	07/01/26	2.375	5,084,895

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$1,000,000	New York State Energy Research & Development Authority, Revenue Bonds[2,3]	06/01/29	2.000%	$1,003,330
660,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (1-Month USD-LIBOR + 0.500%)[2]	11/15/27	2.176	661,901
	Total New York			13,720,156

	North Carolina (2.8%)
100,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[4]	05/01/19	2.300	100,000
1,000,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[4]	05/01/19	2.300	1,000,000
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	1,993,393
965,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	980,546
980,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	997,503
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,824,983
2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	2,485,940
	Total North Carolina			9,382,365

	Ohio (6.5%)
3,695,000	Lancaster Port Authority, Revenue Bonds (1-Month USD-LIBOR + 0.720%)[2]	05/01/38	2.396	3,695,739
2,200,000	Ohio Higher Educational Facility Commission, Revenue Bonds[4]	05/01/19	2.280	2,200,000

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	13

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Ohio (continued)
$5,235,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	4.000%	$5,488,950
2,500,000	Ohio Water Development Authority, Revenue Bonds	06/01/28	5.000	3,163,300
2,195,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,618,657
1,000,000	State of Ohio, Revenue Bonds	04/01/29	5.000	1,166,120
3,270,000	State of Ohio, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.400%)[2,5]	01/01/52	0.000	3,270,000
	Total Ohio			21,602,766

	Oklahoma (0.6%)
2,000,000	Oklahoma Turnpike Authority, Revenue Bonds	01/01/33	3.750	2,112,880
	Total Oklahoma			2,112,880

	Oregon (3.9%)
1,020,000	Clackamas County School District No 115, General Obligation Bonds[1]	06/15/27	0.000	839,501
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[1]	06/15/27	0.000	1,377,783
1,000,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[1]	06/15/32	0.000	656,040
3,805,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/25	0.000	3,351,901
4,275,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/26	0.000	3,668,506
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[1]	06/15/33	0.000	1,359,319

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[1]	06/15/31	0.000%	$1,029,330
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[1]	06/15/33	0.000	661,791
	Total Oregon			12,944,171

	Pennsylvania (5.0%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	161,334
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	93,588
6,000,000	Geisinger Authority, Revenue Bonds (1-Month USD-LIBOR + 1.070%)[2]	06/01/28	2.731	6,106,500
1,900,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[4]	05/01/19	2.290	1,900,000
390,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[2,3]	07/01/41	2.250	390,207
2,700,000	Pennsylvania Turnpike Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.980%)[2]	12/01/21	3.280	2,725,218
360,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	400,532
580,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	680,207
1,600,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	1,920,976
1,000,000	State Public School Building Authority, Revenue Bonds	04/01/25	5.000	1,071,970
1,100,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	1,277,496
	Total Pennsylvania			16,728,028

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	15

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	South Dakota (3.0%)
$1,410,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000%	$1,560,856
1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400	1,538,475
3,250,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/33	3.850	3,431,090
3,170,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	3,456,156
	Total South Dakota			9,986,577

	Tennessee (2.6%)
2,485,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/21	5.000	2,662,503
3,000,000	Tennergy Corp., Revenue Bonds[2,3]	02/01/50	5.000	3,429,840
885,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/45	4.000	919,002
1,605,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	1,653,792
	Total Tennessee			8,665,137

	Texas (8.2%)
1,100,000	Allen Independent School District, General Obligation Bonds	02/15/25	5.000	1,293,039
1,000,000	Allen Independent School District, General Obligation Bonds[1]	02/15/28	0.000	750,040
660,000	City of Houston Airport System, Revenue Bonds	07/01/24	5.000	754,716
1,170,000	City of Houston Airport System, Revenue Bonds	07/01/25	5.000	1,365,612
1,025,000	Dallas Love Field, Revenue Bonds	11/01/25	5.000	1,205,636
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,219,850

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$3,455,000	Leander Independent School District, General Obligation Bonds[1]	08/15/29	0.000%	$2,417,498
1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000	1,197,060
2,500,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/33	3.350	2,512,025
400,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	408,380
795,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	835,887
500,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	539,015
4,440,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[2]	12/15/26	2.449	4,420,420
2,455,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	2,845,836
650,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	2.619	647,257
4,830,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	2.850	4,745,427
	Total Texas			27,157,698

	Virginia (5.1%)
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,082,097
2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,402,010

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	17

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Virginia (continued)
$1,215,000	County of Arlington, General Obligation Bonds	08/15/30	2.500%	$1,216,421
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,505,546
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,375,233
1,205,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,467,823
	Total Virginia			17,049,130

	Washington (2.3%)
500,000	Port of Seattle, Revenue Bonds	06/01/23	5.000	557,360
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	445,974
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,279,015
1,320,000	State of Washington, General Obligation Bonds, NPFG[1]	06/01/30	0.000	999,689
335,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	341,368
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	12/01/48	2.850	4,000,600
	Total Washington			7,624,006

	Wisconsin (0.6%)
300,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250	336,885
1,800,000	Public Finance Authority, Revenue Bonds[2,3]	07/01/29	2.000	1,796,004
	Total Wisconsin			2,132,889

The accompanying notes are an integral part of these financial statements.

18

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wyoming (0.5%)
$1,455,000	Wyoming Community Development Authority, Revenue Bonds	12/01/43	4.000%	$1,525,873
	Total Wyoming			1,525,873
	Total Municipal Bonds (Identified cost $326,323,814)			334,772,606
TOTAL INVESTMENTS (Identified cost $326,323,814)[6]			100.6%	$334,772,606
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.6)%	(2,023,835)
NET ASSETS			100.0%	$332,748,771

[1]	Security issued with zero coupon. Income is recognized through accretion of discount.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2019 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2019.
[5]	Represent a security purchased on a when-issued basis.
[6]	The aggregate cost for federal income tax purposes is $326,323,814, the aggregate gross unrealized appreciation is $8,504,226 and the aggregate gross unrealized depreciation is $55,434, resulting in net unrealized appreciation of $8,448,792.

Abbreviations:

AGC – Assured Guaranty Corporation.

AGM – Assured Guaranty Municipal Corporation.

AMBAC – AMBAC Financial Group, Inc.

BHAC – Berkshire Hathaway Assurance Corporation.

FGIC – Financial Guaranty Insurance Company.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

LIBOR – London Interbank Offered Rate.

NPFG – National Public Finance Guarantee Corporation.

SIFMA – Securities Industry and Financial Markets Association.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	19

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

20

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2019
Municipal Bonds**	$–	$334,772,606	$–	$334,772,606
Investments, at value	$–	$334,772,606	$–	$334,772,606

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2019.
**	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	21

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $326,323,814)	$334,772,606
Cash	180,617
Receivables for:
Interest	2,779,366
Shares sold	221,752
Investment advisory and administrative fee waiver reimbursement	2,874
Prepaid assets	19,990
Total Assets	337,977,205

LIABILITIES:
Payables for:
Investments purchased	4,836,532
Investment advisory and administrative fees	208,391
Shares redeemed	78,546
Professional fees	47,211
Periodic distributions	20,444
Shareholder servicing fees	14,110
Custody and fund accounting fees	8,107
Transfer agent fees	4,270
Board of Trustees’ fees	2,019
Accrued expenses and other liabilities	8,804
Total Liabilities	5,228,434
NET ASSETS	$332,748,771

Net Assets Consist of:
Paid-in capital	$322,975,127
Retained earnings	9,773,644
Net Assets	$332,748,771
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($46,208,521 ÷ 4,386,459 shares outstanding)	$10.53
CLASS I SHARES
($286,540,250 ÷ 27,223,457 shares outstanding)	$10.53

The accompanying notes are an integral part of these financial statements.

22

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2019 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$3,834,803
Total Income	3,834,803
Expenses:
Investment advisory and administrative fees	561,718
Shareholder servicing fees	38,628
Professional fees	36,103
Custody and fund accounting fees	34,823
Board of Trustees’ fees	24,139
Transfer agent fees	19,475
Registration fees	18,773
Miscellaneous expenses	20,388
Total Expenses	754,047
Investment advisory and administrative fee waiver	(31,463)
Expense offset arrangement	(2,434)
Net Expenses	720,150
Net Investment Income	3,114,653

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	1,305,883
Net change in unrealized appreciation/(depreciation) on investments in securities	9,463,950
Net Realized and Unrealized Gain	10,769,833
Net Increase in Net Assets Resulting from Operations	$13,884,486

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	23

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2019 (unaudited)	For the year ended October 31, 2018
INCREASE IN NET ASSETS:
Operations:
Net investment income	$3,114,653	$2,654,004
Net realized gain on investments in securities	1,305,883	357,138
Net change in unrealized appreciation/(depreciation) on investments in securities	9,463,950	(3,126,201)
Net increase (decrease) in net assets resulting from operations	13,884,486	(115,059)
Dividends and distributions declared:
Class N	(425,422)	(666,803)
Class I	(2,919,375)	(2,793,710)
Total dividends and distributions declared	(3,344,797)	(3,460,513)
Share transactions:
Proceeds from sales of shares*	173,446,844	128,717,128
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	938,012	1,631,088
Proceeds from short-term redemption fees	425	296
Cost of shares redeemed*	(15,307,622)	(51,131,375)
Net increase in net assets resulting from share transactions	159,077,659	79,217,137
Total increase in net assets	169,617,348	75,641,565

NET ASSETS:
Beginning of period	163,131,423	87,489,858
End of period	$332,748,771	$163,131,423

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

24

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2019 (unaudited)	2018	2017	2016	2015	For the period from April 1, 2014 (commencement of operations) to October 31, 2014
Net asset value, beginning of period	$10.15	$10.48	$10.56	$10.29	$10.30	$10.00
Income from investment operations:
Net investment income[1]	0.11	0.21	0.22	0.18	0.15	0.09
Net realized and unrealized gain (loss)	0.38	(0.23)	0.11	0.29	0.08	0.29
Total income (loss) from investment operations	0.49	(0.02)	0.33	0.47	0.23	0.38
Less dividends and distributions:
From net investment income	(0.10)	(0.21)	(0.26)	(0.18)	(0.16)	(0.08)
From net realized gains	(0.01)	(0.10)	(0.15)	(0.02)	(0.08)	–
Total dividends and distributions	(0.11)	(0.31)	(0.41)	(0.20)	(0.24)	(0.08)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	–
Net asset value, end of period	$10.53	$10.15	$10.48	$10.56	$10.29	$10.30
Total return	4.86%[3]	(0.26)%	3.20%	4.64%	2.29%	3.82%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$46	$34	$16	$23	$26	$1
Ratio of expenses to average net assets before reductions	0.78%[4]	0.91%	1.05%	1.03%	1.10%	8.78%[5]
Fee waiver	0.13%[4,6]	0.26%[6]	0.40%[6]	0.38%[6]	0.45%[6]	8.13%[5,6]
Expense offset arrangement	0.00%[4,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[5,7]
Ratio of expenses to average net assets after reductions	0.65%[4]	0.65%	0.65%	0.65%	0.65%	0.65%[5]
Ratio of net investment income to average net assets	2.08%[4]	2.07%	2.16%	1.73%	1.43%	1.43%[5]
Portfolio turnover rate	83%[3]	146%	125%	77%	142%	91%[3]
Portfolio turnover rate[8]	25%[3]	52%	64%	40%	83%	56%[3]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2019, the years ended October 31, 2018, 2017, 2016 and 2015 and the period ended October 31, 2014, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for period beginning on April 1, 2014 and will terminate on February 29, 2020, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2019, the years ended October 31, 2018, 2017, 2016 and 2015 and the period from April 1, 2014 to October 31, 2014, the waived fees were $24,855, $63,024, $78,871, $92,199, $71,871 and $47,942, respectively.
[7]	Less than 0.01%.
[8]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	25

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2019 (unaudited)	2018	2017	2016	2015	For the period from April 1, 2014 (commencement of operations) to October 31, 2014
Net asset value, beginning of period	$10.14	$10.47	$10.55	$10.28	$10.30	$10.00
Income from investment operations:
Net investment income[1]	0.12	0.23	0.25	0.20	0.18	0.09
Net realized and unrealized gain (loss)	0.39	(0.24)	0.09	0.29	0.06	0.30
Total income (loss) from investment operations	0.51	(0.01)	0.34	0.49	0.24	0.39
Less dividends and distributions:
From net investment income	(0.11)	(0.22)	(0.27)	(0.20)	(0.18)	(0.09)
From net realized gains	(0.01)	(0.10)	(0.15)	(0.02)	(0.08)	–
Total dividends and distributions	(0.12)	(0.32)	(0.42)	(0.22)	(0.26)	(0.09)
Short-term redemption fees[1]	0.00 [2]	—	0.00 [2]	0.00 [2]	0.00 [2]	–
Net asset value, end of period	$10.53	$10.14	$10.47	$10.55	$10.28	$10.30
Total return	5.04%[3]	(0.12)%	3.36%	4.80%	2.33%	3.89%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$287	$129	$71	$66	$66	$52
Ratio of expenses to average net assets before reductions	0.50%[4]	0.62%	0.69%	0.68%	0.78%	0.88%[5]
Fee waiver	0.01%[4,6]	0.12%[6]	0.19%[6]	0.18%[6]	0.28%[6]	0.38%[5,6]
Expense offset arrangement	0.00%[4,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[5,7]
Ratio of expenses to average net assets after reductions	0.49%[4]	0.50%	0.50%	0.50%	0.50%	0.50%[5]
Ratio of net investment income to average net assets	2.24%[4]	2.23%	2.46%	1.88%	1.72%	1.49%[5]
Portfolio turnover rate	83%[3]	146%	125%	77%	142%	91%[3]
Portfolio turnover rate[8]	25%[3]	52%	64%	40%	83%	56%[3]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2019, the years ended October 31, 2018, 2017, 2016 and 2015 and the period ended October 31, 2014, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for period beginning on April 1, 2014 and will terminate on February 29, 2020, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2019, the years ended October 31, 2018, 2017, 2016 and 2015 and the period from April 1, 2014 to October 31, 2014, the waived fees were $6,608, $111,441, $123,485, $121,168, $163,323 and $137,383, respectively.
[7]	Less than 0.01%.
[8]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

26

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014. The Fund offers Class N shares and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2019, there were seven series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Prices of municipal bonds are provided by an external pricing service approved by the Fund’s Board of Trustees (the “Board”). These securities are generally classified as Level 2. The evaluated vendor pricing is based on methods that may include consideration of the following: yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

financial statements april 30, 2019	27

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $425,422 and $2,919,375 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2019. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

The tax character of distributions paid during the years ended October 31, 2018 and 2017, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2018:	$137,628	$698,195	$835,823	$2,624,690	$–	$3,460,513
2017:	795,101	705,293	1,500,394	1,839,910	–	3,340,304

As of October 31, 2018 and 2017, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Retained earnings/ (accumulated deficit)	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2018:	$–	$251,888	$251,888	$–	$(2,775)	$(1,015,158)	$(766,045)
2017:	108,314	697,168	805,482	–	–	2,111,043	2,916,525

The Fund did not have a net capital loss carryforward at October 31, 2018.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.	Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

financial statements april 30, 2019	29

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2019, the Fund incurred $561,718 under the Agreement.
B.	Investment Advisory and Administrative Fee Waiver. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on February 29, 2020, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2019, the Investment Adviser waived fees in the amount of $24,855 and $6,608 for Class N and Class I, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2019, Class N shares of the Fund incurred $38,628 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2019, the Fund incurred $34,823 in custody and fund accounting fees. These fees for the Fund were reduced by $2,434 as a result of an expense offset arrangement with the Fund’s custodian, which expired on December 31, 2018. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. Upon the expiration of the expense offset arrangement, the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight

30

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2019, was $1,743. This amount is included under line item “Custody and Fund Accounting Fees” in the Statement of Operations.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2019, the Fund incurred $24,139 in independent Trustee compensation and reimbursements.
F.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.
4.	Investment Transactions. For the six months ended April 30, 2019, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $393,550,510 and $230,509,705, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	1,534,180	$15,926,656	2,386,419	$24,480,357
Shares issued in connection with reinvestments of dividends	40,612	422,751	61,257	629,099
Proceeds from short-term redemption fees	N/A	71	N/A	296
Shares redeemed	(567,649)	(5,845,628)	(592,779)	(6,086,123)
Net increase	1,007,143	$10,503,850	1,854,897	$19,023,629

Class I
Shares sold	15,382,840	$157,520,188	10,188,802	$104,236,771
Shares issued in connection with reinvestments of dividends	49,523	515,261	97,549	1,001,989
Proceeds from short-term redemption fees	N/A	354	N/A	–
Shares redeemed	(917,650)	(9,461,994)	(4,405,710)	(45,045,252)
Net increase	14,514,713	$148,573,809	5,880,641	$60,193,508

financial statements april 30, 2019	31

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2019 and the year ended October 31, 2018. Specifically:

During the six months ended April 30, 2019, 10,991 shares of Class N were exchanged for 11,002 shares of Class I valued at $111,780.

During the year ended 2018, 1,280 shares of Class I were exchanged for 1,279 shares of Class N valued at $13,451 and 2,048 shares of Class N were exchanged for 2,050 shares of Class I valued at $21,050.

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund may invest in auction rate securities, the liquidity and price of which are subject to the risk of insufficient demand at auction or on a secondary market (auction rate securities risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (state-specific risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the

32

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Recent pronouncements.
A.	ASU 2017-08. In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for years, and interim periods within those years, beginning after December 15, 2018. Management is currently evaluating the application of ASU 2017-08 and its impact, if any, on the Fund’s financial statements.
B.	ASU 2018-13. On August 28, 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU 2018-13”). ASU 2018-13 modifies the disclosure objective paragraphs of Accounting Standard Codification 820 to eliminate (1) “at a minimum” from the phrase “an entity shall disclose at a minimum” and (2) other similar “open ended” disclosure requirements to promote the appropriate exercise of discretion by entities. ASU 2018-13 also eliminates and modifies other requirements under ASU 2018-13. ASU 2018-13 is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application is permitted and Management is currently evaluating the application of ASU 2018-13 and its impact, if any, on the Fund’s financial statements.

financial statements april 30, 2019	33

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2019 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

34

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2019 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2019	35

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2019 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019[1]
Class N
Actual	$1,000	$1,049	$3.30
Hypothetical[2]	$1,000	$1,022	$3.26

	Beginning Account Value November 1, 2018	Ending Account Value April 31, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019[1]
Class I
Actual	$1,000	$1,050	$2.49
Hypothetical[2]	$1,000	$1,022	$2.46

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.49% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

36

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2019 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 14, 2018 and an in-person meeting on December 10, 2018, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2018 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. . The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the

financial statements april 30, 2019	37

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during December 10, 2018 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered brokerage policies & procedures and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

38

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

Fund Performance

At the November 14, 2018 and December 10, 2018 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed with representatives of Broadridge who compiled the comparative report the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting the Fund’s overperformance over the 1-, 2-, 3- and 4-year periods ended September 30, 2018. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund was very well placed, as compared to its selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund as of September 30, 2018, and for the prior four years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

financial statements april 30, 2019	39

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

40

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST
April 30, 2019 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements april 30, 2019	41

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser, manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

42

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s accounting agent is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

financial statements april 30, 2019	43

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

44

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements april 30, 2019	45

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov. You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2019

BBH INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH INCOME FUND

PORTFOLIO ALLOCATION
April 30, 2019 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$74,785,546	24.4%
Commercial Mortgage Backed Securities	15,875,122	5.2
Corporate Bonds	105,036,952	34.3
Loan Participations and Assignments	51,033,389	16.7
Residential Mortgage Backed Securities	1,207,142	0.4
U.S. Government Agency Obligations	8,300,000	2.7
U.S. Inflation Linked Debt	6,168,585	2.0
U.S. Treasury Bonds and Notes	46,663,820	15.3
Liabilities in Excess of Other Assets	(3,096,825)	(1.0)
NET ASSETS	$305,973,731	100.0%

All data as of April 30, 2019. The BBH Income Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (24.4%)
$ 2,551,957	ACC Trust 2019-1[1]	05/20/22	3.750%	$2,561,504
1,371,768	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,423,001
1,450,000	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	1,457,075
1,350,000	AXIS Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	1,362,885
1,360,000	Capital Auto Receivables Asset Trust 2018-2[1]	02/22/21	3.020	1,362,050
1,073,376	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	1,071,650
750,000	CCG Receivables Trust 2018-2[1]	12/15/25	3.090	752,165
2,000,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD-LIBOR + 0.700%)[1,2]	11/19/25	3.187	1,994,179
2,000,000	Drive Auto Receivables Trust 2018-5	10/15/22	3.340	2,009,999
2,561,688	Drug Royalty III LP 1 2018-1A (3-Month USD-LIBOR + 1.600%)[1,2]	10/15/31	4.387	2,562,257
1,200,000	Elm Trust 2018-2A1	10/20/27	4.605	1,214,954
190,000	Elm Trust 2018-2A1	10/20/27	5.584	192,182
600,000	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	2.220	594,303
1,360,000	Enterprise Fleet Financing LLC 2018-3[1]	05/20/24	3.380	1,369,309
237,960	Exeter Automobile Receivables Trust 2018-3A1	01/18/22	2.900	238,080
1,310,000	FCI Funding LLC 2019-1A1	02/18/31	3.630	1,308,006
1,350,000	Finance of America Structured Securities Trust 2018-HB1[1,2,3]	09/25/28	3.774	1,351,656
2,100,000	Ford Credit Floorplan Master Owner Trust A 2018-3	10/15/23	3.520	2,140,166
1,327,313	Foursight Capital Automobile Receivables Trust 2018-2[1]	04/15/22	3.320	1,332,012
2,700,000	FREED ABS TRUST 2018-2[1]	10/20/25	4.610	2,748,683
1,000,000	GM Financial Consumer Automobile Receivables Trust 2017-2A1	11/16/22	2.070	989,400
1,390,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	1,419,037
2,340,000	Hercules Capital Funding Trust 2019-1A1	02/20/28	4.703	2,360,776

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	3

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 600,000	Hertz Vehicle Financing II LP 2016-3A1	07/25/20	2.270%	$599,143
1,070,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	4.100	1,084,893
300,000	Lendmark Funding Trust 2017-2A1	05/20/26	2.800	298,312
586,755	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	603,165
205,000	Mariner Finance Issuance Trust 2017-BA1	12/20/29	2.920	204,136
2,000,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	2,035,625
300,000	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.552	301,893
2,500,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	2,531,460
730,511	Newtek Small Business Loan Trust 2018-1 (1-Month USD-LIBOR + 1.700%)[1,2]	02/25/44	4.177	730,509
346,524	Newtek Small Business Loan Trust 2018-1 (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/44	5.477	346,523
300,000	NextGear Floorplan Master Owner Trust 2017-1A1	04/18/22	2.540	299,139
1,370,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	1,394,269
600,000	Ocwen Master Advance Receivables Trust Series 2018-T1[1]	08/15/49	3.301	600,072
1,080,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	1,089,679
300,000	Oportun Funding IX LLC 2018-B1	07/08/24	3.910	301,949
2,660,000	Oportun Funding X LLC 2018-C1	10/08/24	4.590	2,695,308
2,070,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.830	2,101,942
550,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	553,688
1,280,000	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	1,294,325

The accompanying notes are an integral part of these financial statements.

4

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 1,520,000	Palmer Square Loan Funding, Ltd. 2019-2A (3-Month USD-LIBOR + 2.250%)[1,2]	04/20/27	4.825%	$1,520,000
1,500,000	PFS Financing Corp. 2018-F1	10/15/23	3.520	1,524,586
2,940,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.940	2,984,794
2,500,000	RMF Buyout Issuance Trust 2018-1[1,2,3]	11/25/28	3.912	2,517,401
720,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2018-T1[1]	10/17/50	3.620	725,124
2,226,283	Stack Infrastructure Issuer LLC Series 2019-1A1	02/25/44	4.540	2,274,634
600,000	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	607,798
1,400,000	Synchrony Card Issuance Trust 2018-A1	09/15/24	3.380	1,425,718
1,400,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	1,412,410
118,515	United Auto Credit Securitization Trust 2018-2[1]	03/10/21	2.890	118,529
833,733	Veros Automobile Receivables Trust 2018-1[1]	05/15/23	3.630	835,317
1,400,000	World Financial Network Credit Card Master Trust 2018-B	07/15/25	3.460	1,423,474
2,500,000	World Financial Network Credit Card Master Trust 2019-A	12/15/25	3.140	2,528,657
2,000,000	World Omni Select Auto Trust 2018-1A1	04/15/22	3.240	2,005,745
	Total Asset Backed Securities (Identified cost $74,040,383)			74,785,546

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	5

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (5.2%)
$ 786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	6.473%	$781,676
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	6.473	144,895
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,2]	07/15/30	4.223	600,181
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/24	4.149	935,119
3,540,000	CSMC 2018-SITE[1,2,3]	04/15/36	4.941	3,647,506
300,000	Hospitality Mortgage Trust 2017-HIT (1-Month USD-LIBOR + 0.850%)[1,2]	05/08/30	3.324	299,811
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,2,3]	08/05/34	5.447	969,247
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,3]	11/15/47	4.036	218,849
1,960,000	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	3.573	1,960,588
3,070,000	Morgan Stanley Capital I, Inc. 2019-BPR (1-Month USD-LIBOR + 1.400%)[1,2]	05/15/36	3.900	3,089,832
921,704	RETL 2019-RVP (1-Month USD-LIBOR + 1.150%)[1,2]	03/15/36	3.623	923,429
2,000,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	3.603	2,000,000
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	303,989
	Total Commercial Mortgage Backed Securities (Identified cost $15,664,943)			15,875,122

The accompanying notes are an integral part of these financial statements.

6

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (34.3%)
	AEROSPACE/DEFENSE (0.4%)
$ 1,320,000	BAE Systems Holdings, Inc.[1]	10/07/24	3.800%	$1,344,959

	AGRICULTURE (1.0%)
3,025,000	Bunge, Ltd. Finance Corp.	03/15/24	4.350	3,075,633

	AUTO MANUFACTURERS (0.4%)
1,110,000	Daimler Finance North America LLC[1]	02/12/21	2.300	1,097,797

	BANKS (8.1%)
2,300,000	ANZ New Zealand Int’l, Ltd., London Branch[1]	01/25/22	2.875	2,291,506
1,155,000	ANZ New Zealand Int’l, Ltd., London Branch[1]	03/19/24	3.400	1,167,196
2,100,000	ASB Bank, Ltd.[1]	06/14/23	3.750	2,147,193
615,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	611,813
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,385,956
1,330,000	BB&T Corp.	12/06/23	3.750	1,377,535
1,470,000	BNP Paribas SA (3-Month USD-LIBOR + 2.235%)[1,2]	01/10/25	4.705	1,540,021
2,941,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	2,969,137
535,000	Capital One NA	08/08/22	2.650	530,184
1,410,000	DNB Bank ASA[1]	06/02/21	2.375	1,394,504
875,000	Fifth Third Bancorp	01/25/24	3.650	899,629
1,335,000	Lloyds Banking Group, Plc.	03/12/24	3.900	1,360,923
895,000	PNC Financial Services Group, Inc.	01/23/24	3.500	917,214
505,000	Santander Holdings USA, Inc.	12/03/21	4.450	521,693
810,000	Santander Holdings USA, Inc.	03/28/22	3.700	818,221
1,300,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	1,296,996
1,750,000	Svenska Handelsbanken AB	05/24/21	3.350	1,769,966
980,000	Svenska Handelsbanken AB	11/20/23	3.900	1,020,071
650,000	Wells Fargo Bank NA	01/15/21	2.600	648,632
				24,668,390

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	7

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BEVERAGES (0.5%)
$ 1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450%	$1,428,202

	BIOTECHNOLOGY (1.4%)
2,740,000	Amgen, Inc.	05/11/22	2.650	2,725,976
1,600,000	Celgene Corp.	02/20/23	3.250	1,609,950
				4,335,926
	CHEMICALS (0.4%)
1,290,000	DowDuPont, Inc.	11/15/23	4.205	1,352,188

	COMMERCIAL SERVICES (0.2%)
600,000	United Rentals North America, Inc.	07/15/23	4.625	609,750

	COMPUTERS (0.6%)
2,000,000	Apple, Inc.	05/03/23	2.400	1,978,712

	COSMETICS/PERSONAL CARE (0.4%)
1,300,000	Unilever Capital Corp.	03/07/22	3.000	1,313,265

	DIVERSIFIED FINANCIAL SERVICES (3.7%)
2,985,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	3,029,775
1,720,000	American Express Co.	11/05/21	3.700	1,756,682
785,000	Capital One Financial Corp.	01/29/24	3.900	806,242
1,800,000	Credit Acceptance Corp.	02/15/21	6.125	1,802,250
700,000	Credit Acceptance Corp.	03/15/23	7.375	725,375
1,400,000	Credit Acceptance Corp.[1]	03/15/26	6.625	1,473,500
1,650,000	Drawbridge Special Opportunities Fund LP1	08/01/21	5.000	1,656,281
				11,250,105
	ELECTRIC (2.9%)
655,000	American Electric Power Co., Inc.	12/01/21	3.650	668,669
2,800,000	Electricite de France SA1	09/21/28	4.500	2,913,629
1,705,000	Exelon Generation Co. LLC	10/01/39	6.250	1,945,791

The accompanying notes are an integral part of these financial statements.

8

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (continued)
$ 1,060,000	PacifiCorp	04/01/24	3.600%	$1,094,435
830,000	PSEG Power LLC	06/15/21	3.000	830,084
1,355,000	Wisconsin Public Service Corp.	11/21/21	3.350	1,378,961
				8,831,569
	HEALTHCARE-SERVICES (1.7%)
1,365,000	MEDNAX, Inc.[1]	01/15/27	6.250	1,392,300
1,130,000	Mercy Health	07/01/28	4.302	1,205,291
2,750,000	Roche Holdings, Inc.[1]	01/28/22	1.750	2,683,258
				5,280,849
	INSURANCE (5.9%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[2]	04/11/48	5.500	4,242,844
3,002,000	Athene Global Funding[1]	01/25/22	4.000	3,081,610
2,700,000	Enstar Group, Ltd.	03/10/22	4.500	2,753,418
540,000	New York Life Global Funding[1]	08/06/21	3.250	547,265
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	2,764,385
1,840,000	Swiss Re Finance Luxembourg SA (5-Year CMT Index + 3.582%)[1,2]	04/02/49	5.000	1,897,724
2,660,000	United Insurance Holdings Corp.	12/15/27	6.250	2,705,545
				17,992,791
	INVESTMENT COMPANIES (1.0%)
750,000	BrightSphere Investment Group Plc.	07/27/26	4.800	731,745
200,000	Business Development Corp. of America[1]	12/30/22	4.750	196,674
1,330,000	Main Street Capital Corp.	05/01/24	5.200	1,333,908
845,000	Owl Rock Capital Corp.	04/15/24	5.250	849,111
				3,111,438

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	9

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MACHINERY-CONSTRUCTION & MINING (0.7%)
$ 2,180,000	Caterpillar Financial Services Corp.	12/07/23	3.650%	$2,256,176

	MACHINERY-DIVERSIFIED (0.4%)
1,265,000	John Deere Capital Corp.	01/10/24	3.450	1,296,248

	MEDIA (0.1%)
410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/20	3.579	412,789

	PHARMACEUTICALS (1.0%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,704,985
455,000	AbbVie, Inc.	05/14/35	4.500	445,076
450,000	AbbVie, Inc.	05/14/36	4.300	430,216
470,000	Allergan Sales LLC[1]	12/15/21	5.000	489,603
				3,069,880
	PIPELINES (0.9%)
1,545,000	Energy Transfer Operating LP (3-Month USD-LIBOR + 4.028%)[2,5]		6.250	1,470,175
1,205,000	Kinder Morgan Energy Partners LP	02/15/23	3.450	1,216,208
				2,686,383
	REAL ESTATE INVESTMENT TRUSTS (1.5%)
495,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	11/05/19	2.375	493,636
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,379,641
2,585,000	WEA Finance LLC / Westfield UK & Europe Finance Plc.[1]	10/05/20	3.250	2,598,767
				4,472,044

The accompanying notes are an integral part of these financial statements.

10

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	TELECOMMUNICATIONS (0.3%)
$ 784,375	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360%	$782,414

	TRUCKING & LEASING (0.8%)
335,000	Avolon Holdings Funding, Ltd.[1]	05/15/24	5.250	349,556
600,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	624,600
1,400,000	Park Aerospace Holdings, Ltd.[1]	03/15/23	4.500	1,415,288
				2,389,444
	Total Corporate Bonds (Identified cost $102,337,180)			105,036,952

	LOAN PARTICIPATIONS AND ASSIGNMENTS (16.7%)
712,155	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 2.000%)	01/15/25	4.487	711,735
1,985,000	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)	10/31/24	6.083	1,993,436
1,381,579	CenturyLink, Inc. Term A (1-Month USD-LIBOR + 2.750%)	11/01/22	5.233	1,380,722
1,984,925	Charter Communications Operating LLC (CCO Safari LLC) Term B (1-Month USD-LIBOR + 2.000%)	04/30/25	4.490	1,988,438
2,979,836	Dell International LLC / EMC Corp. Term B (1-Month USD-LIBOR + 2.000%)	09/07/23	4.490	2,979,836
2,906,936	Eastern Power LLC (TPF II LC LLC) (1-Month USD-LIBOR + 3.750%)	10/02/23	6.233	2,906,588
1,989,975	Frontera Generation Holdings LLC (1-Month USD-LIBOR + 4.250%)	05/02/25	6.724	1,988,741
1,293,923	Greatbatch, Ltd. Term A (1-Month USD-LIBOR + 2.500%)	10/27/21	5.000	1,292,306
1,911,765	HCA Inc. Term A5 (1-Month USD-LIBOR + 1.500%)	06/10/20	3.983	1,909,375

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	11

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 698,237	HCA Inc. Term B10 (1-Month USD-LIBOR + 2.000%)	03/13/25	4.483%	$699,361
3,995,696	Helix Gen Funding LLC (1-Month USD-LIBOR + 3.750%)[2]	06/03/24	6.233	3,893,926
2,984,962	Kestrel Acquisition LLC Term B (1-Month USD-LIBOR + 4.250%)[2]	06/02/25	6.740	2,989,947
2,064,625	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	5.850	2,071,211
1,395,000	Panther BF Aggregator 2 L P (1-Month USD-LIBOR +2.483%)[2]	04/30/26	6.076	1,399,366
1,538,058	Revere Power LLC Term B (2-Month USD-LIBOR + 4.250%)[2]	03/27/26	6.791	1,525,569
238,485	Revere Power LLC Term C (2-Month USD-LIBOR + 4.250%)[2]	03/27/26	6.791	236,549
2,603,437	RPI Finance Trust Term B6 (1-Month USD-LIBOR + 2.000%)[2]	03/27/23	4.483	2,605,077
992,405	Sprint Communications, Inc. (1-Month USD-LIBOR + 2.500%)[2]	02/02/24	5.000	962,881
1,496,250	Sprint Communications, Inc. (1-Month USD-LIBOR + 3.000%)[2]	02/02/24	5.500	1,471,936
702,917	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.733	703,009
502,465	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.733	502,530
736,240	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.733	736,151
2,984,887	TerraForm Power Operating LLC (1-Month USD-LIBOR + 2.000%)[2]	11/08/22	4.483	2,973,693
3,208,000	Tivity Health, Inc. Term B (1-Month USD-LIBOR + 5.250%)[2]	03/06/26	7.733	3,157,891
1,990,000	United Rentals, Inc. (1-Month USD-LIBOR + 1.750%)[2]	10/31/25	4.233	1,990,717
997,500	Universal Health Services, Inc. (1-Month USD-LIBOR + 1.750%)[2]	10/31/25	4.233	997,500

The accompanying notes are an integral part of these financial statements.

12

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 1,985,000	Vistra Operations Co. LLC (Tex Operations Company LLC) (1-Month USD-LIBOR + 2.000%)[2]	12/31/25	4.476%	$1,984,107
2,985,000	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	4.233	2,980,791
	Total Loan Participations and Assignments (Identified cost $50,898,546)			51,033,389

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.4%)
1,190,640	Cascade Funding Mortgage Trust 2018-RM2[1,2,3]	10/25/68	4.000	1,207,142
	Total Residential Mortgage Backed Securities (Identified cost $1,185,363)			1,207,142

	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.7%)
8,300,000	Federal Home Loan Bank Discount Notes[6]	05/01/19	0.000	8,300,000
	Total U.S. Government Agency Obligations (Identified cost $8,300,000)			8,300,000

	U.S. INFLATION LINKED DEBT (2.0%)
6,042,060	U.S. Treasury Inflation Indexed Note	07/15/28	0.750	6,168,585
	Total U.S. Inflation Linked Debt (Identified cost $5,958,557)			6,168,585

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	13

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BONDS AND NOTES (15.3%)
$ 16,690,000	U.S. Treasury Bond	08/15/40	3.875%	$19,519,477
2,000,000	U.S. Treasury Bond	08/15/46	2.250	1,741,562
11,225,000	U.S. Treasury Bond	05/15/48	3.125	11,628,398
3,000,000	U.S. Treasury Note	02/15/23	2.000	2,971,758
7,500,000	U.S. Treasury Note	10/31/24	2.250	7,473,340
800,000	U.S. Treasury Note[7]	08/15/26	1.500	751,062
2,500,000	U.S. Treasury Note	08/15/28	2.875	2,578,223
	Total U.S. Treasury Bonds and Notes (Identified cost $45,089,436)			46,663,820
TOTAL INVESTMENTS (Identified cost $303,474,408)[8]			101.0%	$309,070,556
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.0)%	(3,096,825)
NET ASSETS			100.0%	$305,973,731

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2019 was $ 126,844,806 or 41.5% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2019 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost for federal income tax purposes is $303,474,408, the aggregate gross unrealized appreciation is $6,240,425 and the aggregate gross unrealized depreciation is $164,261, resulting in net unrealized appreciation of $6,076,164.

Abbreviation:

CMT – Constant Maturity Treasury.

LIBOR – London Interbank Offered Rate.

The accompanying notes are an integral part of these financial statements.

14

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2019:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
U.S. Treasury 2-Year Notes	70	June 2019	$14,938,437	$14,910,547	$(27,890)
U.S. Treasury 5-Year Notes	497	June 2019	57,116,922	57,473,391	356,469
U.S. Treasury 10-Year Notes	128	June 2019	15,682,000	15,830,000	148,000
U.S. Ultra 10-Year Notes	25	June 2019	3,242,969	3,294,531	51,562
U.S. Ultra Bond	14	June 2019	2,348,063	2,299,938	(48,125)
					$480,016

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	15

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

16

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2019
Asset Backed Securities	$—	$74,177,748	$607,798	$74,785,546
Commercial Mortgage Backed Securities	—	15,875,122	—	15,875,122
Corporate Bonds	—	105,036,952	—	105,036,952
Loan Participations and Assignments	—	51,033,389	—	51,033,389
Residential Mortgage Backed Securities	—	1,207,142	—	1,207,142
U.S. Government Agency Obligations	—	8,300,000	—	8,300,000
U.S. Inflation Linked Debt	—	6,168,585	—	6,168,585
U.S. Treasury Bonds and Notes	—	46,663,820	—	46,663,820
Total Investments, at value	$—	$308,462,758	$607,798	$309,070,556
Other Financial Instruments, at value
Financial Futures Contracts	$480,016	$—	$—	$480,016
Other Financial Instruments, at value	$480,016	$—	$—	$480,016

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2019.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	17

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2019 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2019:

Asset Backed Securities
Balance as of October 31, 2018	$592,470
Purchases	—
Sales / Paydowns	—
Realized gains (losses)	—
Change in unrealized appreciation (depreciation)	14,626
Amortization	702
Transfers from Level 3	—
Transfers to Level 3	—
Balance as of April 30, 2019	$607,798

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

18

BBH INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $303,474,408)	$309,070,556
Cash	66,808
Cash collateral for futures contracts	348,204
Receivables for:
Interest	1,449,070
Shares sold	1,220,000
Futures variation margin on open contracts	131,812
Prepaid assets	275
Total Assets	312,286,725

LIABILITIES:
Payables for:
Investments purchased	5,976,050
Investment advisory and administrative fees	192,770
Dividends declared	63,285
Professional fees	48,513
Shares redeemed	12,706
Transfer agent fees	3,911
Custody and fund accounting fees	2,381
Board of Trustees’ fees	1,809
Accrued expenses and other liabilities	11,569
Total Liabilities	6,312,994

NET ASSETS	$305,973,731
Net Assets Consist of:
Paid-in capital	$297,849,684
Retained earnings	8,124,047
Net Assets	$305,973,731

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($305,973,731 ÷ 29,936,759 shares outstanding)	$10.22

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	19

BBH INCOME FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2019 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$5,276,560
Other income	83,905
Total Income	5,360,465
Expenses:
Investment advisory and administrative fees	522,874
Professional fees	35,521
Custody and fund accounting fees	34,327
Board of Trustees’ fees	23,906
Transfer agent fees	16,525
Miscellaneous expenses	23,221
Total Expenses	656,374
Investment advisory and administrative fee waiver	(8,753)
Net Expenses	647,621
Net Investment Income	4,712,844
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	1,222,291
Net realized gain on futures contracts	1,422,129
Net realized gain on investments in securities and futures contracts	2,644,420
Net change in unrealized appreciation/(depreciation) on investments in securities	7,314,579
Net change in unrealized appreciation/(depreciation) on futures contracts	532,906
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	7,847,485
Net Realized and Unrealized Gain	10,491,905
Net Increase in Net Assets Resulting from Operations	$15,204,749

The accompanying notes are an integral part of these financial statements.

20

BBH INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2019 (unaudited)	For the period from June 27, 2018 (commencement of operations) to October 31, 2018
INCREASE IN NET ASSETS:
Operations:
Net investment income	$4,712,844	$854,353
Net realized gain (loss) on investments in securities and futures contracts	2,644,420	(615,477)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	7,847,485	(1,771,321)
Net increase (decrease) in net assets resulting from operations	15,204,749	(1,532,445)
Dividends and distributions declared:
Class I	(4,700,064)	(848,193)
Share transactions:
Proceeds from sales of shares	151,935,360	148,989,868
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	388,024	36,328
Proceeds from short-term redemption fees	60	—
Cost of shares redeemed	(3,434,582)	(65,374)
Net increase in net assets resulting from share transactions	148,888,862	148,960,822
Total increase in net assets	159,393,547	146,580,184
NET ASSETS:
Beginning of period	146,580,184	—
End of period	$305,973,731	$146,580,184

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2019	21

BBH INCOME FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2019 (unaudited)	For the period from June 27, 2018 (commencement of operations) to October 31, 2018
Net asset value, beginning of period	$9.83	$10.00
Income from investment operations:
Net investment income[1]	0.18	0.10
Net realized and unrealized gain (loss)	0.39	(0.17)
Total income (loss) from investment operations	0.57	(0.07)
Less dividends and distributions:
From net investment income	(0.18)	(0.10)
Short-term redemptions fees[1]	0.00 [2]	—
Net asset value, end of period	$10.22	$9.83
Total return	5.83%[3]	(0.75)%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$306	$147
Ratio of expenses to average net assets before reductions	0.50%[4]	0.67%[5]
Fee waiver	0.00%[4,6,7]	0.17%[5,6]
Ratio of expenses to average net assets after reductions	0.50%[4]	0.50%[5]
Ratio of net investment income to average net assets	3.61%[4]	3.12%[5]
Portfolio turnover rate	50%[3]	94%[3]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not Annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2019 and the period ended October 31, 2018 reflect fees reduced as result of a contractual operating expense limitation of the Fund to 0.50%. The agreement is effective through June 30, 2019 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 31, 2019 and the period from June 27, 2018 to October 31, 2018, the waived fees were $8,753 and $94,185, respectively.
[7]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

22

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 27, 2018. The Fund offers Class N shares and Class I shares. As of April 30, 2019, Class N shares are not available for purchase by investors. The Fund may offer Class N shares for purchase in the future. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2019, there were seven series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange of which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

financial statements april 30, 2019	23

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2019, are listed in the Portfolio of Investments.

For the six months ended April 30, 2019, the average monthly notional amount of open futures contracts was $82,462,576. The range of monthly notional amounts was $56,978,891 to $93,328,391.

24

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2019

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on futures contracts	$556,031	*	Net unrealized appreciation/(depreciation) on futures contracts	$(76,015	)*
Total		$556,031			$(76,015)

_________

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Gain on Derivatives
Futures Contracts	$1,422,129
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Futures Contracts	$532,906

E.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid, under SEC Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

financial statements april 30, 2019	25

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

F.	Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax

26

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for all open tax years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $4,700,064 to Class I shareholders during the six months ended April 30, 2019.

The tax character of distributions paid during the period ended October 31, 2018 were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2018:	$848,193	$—	$848,193	$—	$848,193

As of October 31, 2018 the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Retained earnings/ (accumulated deficit)	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2018:	$3,766	$—	$3,766	$(147,418)	$(465,665)	$(1,771,321)	$(2,380,638)

financial statements april 30, 2019	27

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

The Fund had $147,418 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2018, of which $115,241 and $32,177, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 27, 2018 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.40% per annum. For the six months ended April 30, 2019, the Fund incurred $522,874 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective June 27, 2018 (commencement of operations), the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit the total annual fund operating expenses (excluding interests, taxes,

28

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class I shares to 0.50%. The agreement will terminate on February 29, 2020, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2019, the Investment Adviser waived fees in the amount of $8,753 for Class I.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2019, the Fund incurred $34,327 in custody and fund accounting fees. The Fund received interest income on cash balances held by the custodian at the BBH Base Rate. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2019, was $246. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.
D.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2019, the Fund incurred $23,906 in independent Trustee compensation and reimbursements.
E.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.
4.	Investment Transactions. For the six months ended April 30, 2019, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $274,200,372 and $126,284,850, respectively.

financial statements april 30, 2019	29

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2019 (unaudited)		For the period ended October 31, 2018*
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	15,322,900	$151,935,360	14,918,693	$148,989,868
Shares issued in connection with reinvestments of dividends	38,495	388,024	3,682	36,328
Proceeds from short-term redemption fees	N/A	60	N/A	—
Shares redeemed	(340,369)	(3,434,582)	(6,642)	(65,374)
Net increase	15,021,026	$148,888,862	14,915,733	$148,960,822

*	The period represented is from June 27, 2018 (commencement of operations) to October 31, 2018.
6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Due to uncertainty regarding the

30

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. If the issuer of the securities in which the Fund invests redeems them before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate (call risk). The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investments in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration (sector risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

financial statements april 30, 2019	31

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2019 (unaudited)

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Recent Pronouncements.
A.	ASU 2017-08. In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for years, and interim periods within those years, beginning after December 15, 2018. Management is currently evaluating the application of ASU 2017-08 and its impact, if any, on the Fund’s financial statements.
B.	ASU 2018-13. On August 28, 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU 2018-13”). ASU 2018-13 modifies the disclosure objective paragraphs of Accounting Standards Codification 820 to eliminate (1) “at a minimum” from the phrase “an entity shall disclose at a minimum” and (2) other similar “open ended” disclosure requirements to promote the appropriate exercise of discretion by entities. ASU 2018-13 also eliminates and modifies other requirements under ASU 2018-13. ASU 2018-13 is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application is permitted and Management is currently evaluating the application of ASU 2018-13 and its impact, if any, on the Fund’s financial statements.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2019 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

32

BBH INCOME FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2019 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018, to April 30, 2019).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2019	33

BBH INCOME FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2019 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019[1]
Class I
Actual	$1,000	$1,058	$2.55
Hypothetical[2]	$1,000	$1,022	$2.51

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.50% for Class I shares, multiplied by the average account value over the period and multiplied by 181/365.
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

34

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2019 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held an in-person meeting on June 14, 2018, to consider the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the Fund. The Board approved the Agreement at that time. In approving the Agreement, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. Additionally, the Board held a telephonic meeting on November 14, 2018, and an in-person meeting on December 10, 2018, to consider whether to renew the Agreement between the Trust and the Investment Adviser with respect to the funds in the Trust, including the Fund. At the December meeting the Board approved the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board noted that due to the Fund’s limited period of operation as September 30, 2018, there was no comparative performance data. They had received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data prior to the launch of the Fund at a meeting held on June 14, 2018. The Board reviewed this report with Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

financial statements april 30, 2019	35

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee [and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund]; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

36

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered brokerage policies & procedures and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the December 10, 2018 meetings, the Board received and considered performance information for the Fund provided by BBH. The Board noted that due to the limited period of operations, there was no comparative performance information available. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund as of September 30, 2018. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

financial statements april 30, 2019	37

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2019 (unaudited)

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

38

BBH INCOME FUND

CONFLICTS OF INTEREST
April 30, 2019 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements april 30, 2019	39

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser, manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients.

The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

40

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s accounting agent is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

financial statements april 30, 2019	41

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

42

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)
April 30, 2019 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements april 30, 2019	43

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov. You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.
(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title:  President (Principal Executive Officer)

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title: President (Principal Executive Officer)

Date: July 8, 2019

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: July 8, 2019